EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                          ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $81,159,199      $49,731,294     $71,127,206      $94,711,935
   Unrealized appreciation                     982,047          759,457          93,197        3,049,952
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $82,141,246      $50,490,751     $71,220,403      $97,761,887
---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $    16,485      $    39,147     $    57,395      $    34,859
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $82,157,731      $50,529,898     $71,277,798      $97,796,746
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Dividends payable                          $   153,030      $    96,693     $   134,945      $   183,193
Payable for Fund shares redeemed               278,119          156,427         100,065          172,470
Accrued expenses                                52,996           32,911          56,375           49,464
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   484,145      $   286,031     $   291,385      $   405,127
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $81,673,586      $50,243,867     $70,986,413      $97,391,619
---------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                            $82,205,853      $51,184,880     $76,415,653      $96,446,706
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (1,400,147)      (1,603,777)     (5,387,492)      (1,921,846)
Accumulated distributions in excess of
   net investment income                      (114,167)         (96,693)       (134,945)        (183,193)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                            982,047          759,457          93,197        3,049,952
---------------------------------------------------------------------------------------------------------
TOTAL                                      $81,673,586      $50,243,867     $70,986,413      $97,391,619
---------------------------------------------------------------------------------------------------------

Class A Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 6,198,475      $ 4,166,717     $ 2,554,252      $ 1,386,505
SHARES OUTSTANDING                             657,344          437,953         284,175          147,396
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.43      $      9.51     $      8.99      $      9.41
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      9.90      $      9.98     $      9.44      $      9.88
---------------------------------------------------------------------------------------------------------

Class B Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $75,475,111      $46,077,150     $68,432,161      $96,005,114
SHARES OUTSTANDING                           7,280,339        4,519,778       7,131,192        9,487,190
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $     10.37      $     10.19     $      9.60      $     10.12
---------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                          LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                          $32,836,929       $97,548,650      $66,023,270        $123,999,108
   Unrealized appreciation
      (depreciation)                           (169,449)       (2,325,448)       2,240,996           5,331,001
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE     $32,667,480       $95,223,202      $68,264,266        $129,330,109
------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold             $    50,000       $    47,360      $    58,234        $     47,515
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                $32,717,480       $95,270,562      $68,322,500        $129,377,624
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Dividends payable                           $    62,407       $   176,261      $   120,641        $    254,136
Payable for Fund shares redeemed                     --           141,651            5,708             231,850
Accrued expenses                                 11,077            58,430           34,406              85,049
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           $    73,484       $   376,342      $   160,755        $    571,035
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $32,643,996       $94,894,220      $68,161,745        $128,806,589
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Paid-in capital                             $34,939,560       $97,590,455      $66,697,570        $132,319,519
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (2,063,708)         (194,526)        (881,589)         (8,589,795)
Accumulated undistributed (distributions
   in excess of) net investment income          (62,407)         (176,261)         104,768            (254,136)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                       (169,449)       (2,325,448)       2,240,996           5,331,001
------------------------------------------------------------------------------------------------------------------
TOTAL                                       $32,643,996       $94,894,220      $68,161,745        $128,806,589
------------------------------------------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $ 4,101,754       $ 3,573,548      $ 4,691,647        $ 12,696,635
SHARES OUTSTANDING                              444,096           386,984          487,172           1,371,822
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)      $      9.24       $      9.23      $      9.63        $       9.26
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                      $      9.70       $      9.69      $     10.11        $       9.72
------------------------------------------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $28,542,242       $91,320,672      $63,470,098        $116,109,954
SHARES OUTSTANDING                            2,923,060         9,055,158        5,957,355          11,662,122
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)      $      9.76       $     10.08      $     10.65        $       9.96
------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                          OREGON FUND    SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $92,470,537         $43,885,598         $48,108,798      $133,436,118
   Unrealized appreciation                  1,846,892             947,405           1,298,648         4,188,114
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                $94,317,429         $44,833,003         $49,407,446      $137,624,232
----------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    42,757         $    14,630         $    13,176      $     20,516
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $94,360,186         $44,847,633         $49,420,622      $137,644,748
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Distributions payable                     $   172,076         $    85,235         $    85,732      $    256,049
Payable for Fund shares redeemed              190,565             379,055              52,335           240,283
Accrued expenses                               44,445              26,306              23,135            97,781
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   407,086         $   490,596         $   161,202      $    594,113
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                $93,953,100         $44,357,037         $49,259,420      $137,050,635
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Paid-in capital                           $95,242,888         $46,872,214         $49,602,991      $137,812,337
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,100,601)         (3,506,377)         (1,591,643)       (4,693,767)
Accumulated undistributed (distributions
   in excess of) net investment income        (36,079)             43,795             (50,576)         (256,049)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,846,892             947,405           1,298,648         4,188,114
----------------------------------------------------------------------------------------------------------------
TOTAL                                     $93,953,100         $44,357,037         $49,259,420      $137,050,635
----------------------------------------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 2,658,336         $ 1,756,692         $ 2,870,204      $  3,528,268
SHARES OUTSTANDING                            283,480             188,430             303,366           379,426
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.38         $      9.32         $      9.46      $       9.30
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.85         $      9.78         $      9.93      $       9.76
----------------------------------------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                $91,294,764         $42,600,345         $46,389,216      $133,522,367
SHARES OUTSTANDING                          8,901,774           4,304,391           4,511,323        12,978,474
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.26         $      9.90         $     10.28      $      10.29
----------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                          ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 5,046,143      $ 3,081,097     $ 4,626,998      $ 6,295,605
Expenses allocated from Portfolio             (400,538)        (235,776)       (338,935)        (508,184)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 4,645,605      $ 2,845,321     $ 4,288,063      $ 5,787,421
---------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     2,431      $     2,431     $     1,764      $     4,852
Distribution and service fees
   Class A                                       9,518            2,862           4,847            2,662
   Class B                                     789,708          484,062         741,736          989,191
Transfer and dividend disbursing agent
   fees                                         81,978           46,725          69,063           93,882
Legal and accounting services                   15,289           15,767          15,291           15,676
Custodian fee                                   12,624            7,633           9,002           14,446
Printing and postage                             9,722            6,927          10,250           13,496
Registration fees                                1,010              510             459            2,494
Miscellaneous                                    6,350            5,088           8,757            6,792
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   928,630      $   572,005     $   861,169      $ 1,143,491
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 3,716,975      $ 2,273,316     $ 3,426,894      $ 4,643,930
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $ 1,799,870      $   723,381     $ 1,231,093      $ 1,033,885
   Financial futures contracts                  22,763           42,385         (78,110)         (46,738)
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENT
   TRANSACTIONS                            $ 1,822,633      $   765,766     $ 1,152,983      $   987,147
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                             $(7,214,692)     $(3,804,990)    $(7,241,126)     $(6,481,838)
   Financial futures contracts                  43,140           45,369         136,956          171,430
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(7,171,552)     $(3,759,621)    $(7,104,170)     $(6,310,408)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(5,348,919)     $(2,993,855)    $(5,951,187)     $(5,323,261)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(1,631,944)     $  (720,539)    $(2,524,293)     $  (679,331)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                          LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $ 1,963,315       $ 5,671,231      $ 4,205,494        $  8,290,889
Expenses allocated from Portfolio              (121,220)         (473,460)        (322,973)           (704,946)
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $ 1,842,095       $ 5,197,771      $ 3,882,521        $  7,585,943
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $       257       $     4,805      $     1,914        $      4,852
Distribution and service fees
   Class A                                        4,027             4,686            3,873              21,983
   Class B                                      289,546           943,077          659,524           1,243,749
Transfer and dividend disbursing agent
   fees                                          30,064            90,384           57,096             119,102
Legal and accounting services                    15,014            16,674           16,539              15,724
Printing and postage                              4,406            13,034           13,173              15,744
Custodian fee                                     5,888            11,326           12,824              16,216
Registration fees                                 1,251             1,983            2,129               1,325
Miscellaneous                                     2,418             9,600            6,686               9,292
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   352,871       $ 1,095,569      $   773,758        $  1,447,987
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 1,489,224       $ 4,102,202      $ 3,108,763        $  6,137,956
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  (192,585)      $   978,479      $   588,948        $    634,522
   Financial futures contracts                   60,502            78,716          (57,847)            417,752
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $  (132,083)      $ 1,057,195      $   531,101        $  1,052,274
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                              $(2,567,348)      $(9,489,950)     $(5,404,530)       $(10,001,534)
   Financial futures contracts                   33,128            84,256          114,183                  --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $(2,534,220)      $(9,405,694)     $(5,290,347)       $(10,001,534)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(2,666,303)      $(8,348,499)     $(4,759,246)       $ (8,949,260)
------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(1,177,079)      $(4,246,297)     $(1,650,483)       $ (2,811,304)
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                          OREGON FUND    SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 5,736,356         $ 2,857,240         $ 2,998,086      $  8,447,011
Expenses allocated from Portfolio            (470,066)           (198,344)           (219,143)         (704,521)
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 5,266,290         $ 2,658,896         $ 2,778,943      $  7,742,490
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $     3,922         $     2,264         $     2,582      $      4,852
Distribution and service fees
   Class A                                      1,922               3,577               4,820             2,905
   Class B                                    935,295             445,692             462,289         1,369,107
Transfer and dividend disbursing agent
   fees                                        75,442              40,454              39,388           127,059
Custodian fee                                  15,609               6,670               9,079            17,386
Printing and postage                           14,635               7,067               7,532            17,277
Legal and accounting services                  15,846              15,735              15,796            15,215
Amortization of organization expenses             534                  --                  --                --
Registration fees                                 770                 484               1,600             1,215
Miscellaneous                                   8,621               4,563               4,255            10,229
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $ 1,072,596         $   526,506         $   547,341      $  1,565,245
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 4,193,694         $ 2,132,390         $ 2,231,602      $  6,177,245
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   957,713         $  (163,160)        $   152,219      $  1,358,363
   Financial futures contracts                 86,092             (12,386)            (40,480)          121,101
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ 1,043,805         $  (175,546)        $   111,739      $  1,479,464
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(6,028,924)        $(3,664,757)        $(2,956,900)     $(10,075,411)
   Financial futures contracts                     --                  --              80,022           129,625
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(6,028,924)        $(3,664,757)        $(2,876,878)     $ (9,945,786)
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,985,119)        $(3,840,303)        $(2,765,139)     $ (8,466,322)
----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (791,425)        $(1,707,913)        $  (533,537)     $ (2,289,077)
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net Assets         ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  3,716,975      $ 2,273,316    $  3,426,894     $  4,643,930
   Net realized gain                         1,822,633          765,766       1,152,983          987,147
   Net change in unrealized appreciation
      (depreciation)                        (7,171,552)      (3,759,621)     (7,104,170)      (6,310,408)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (1,631,944)     $  (720,539)   $ (2,524,293)    $   (679,331)
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (273,893)     $  (134,735)   $   (120,402)    $    (66,923)
      Class B                               (3,448,983)      (2,138,581)     (3,306,492)      (4,577,007)
   In excess of net investment income
      Class A                                       --           (1,553)         (2,744)          (1,279)
      Class B                                 (103,265)         (24,429)        (69,736)         (73,211)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (3,826,141)     $(2,299,298)   $ (3,499,374)    $ (4,718,420)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  1,728,724      $ 3,455,084    $  1,076,371     $    303,922
      Class B                                5,603,743        2,226,973       4,887,411        5,902,302
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  138,087           38,595          65,272           52,077
      Class B                                1,798,421        1,107,738       1,475,296        2,414,303
   Cost of shares redeemed
      Class A                                 (433,969)        (391,394)       (425,348)        (201,869)
      Class B                              (16,164,402)      (9,115,134)    (16,942,132)     (17,998,919)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (7,329,396)     $(2,678,138)   $ (9,863,130)    $ (9,528,184)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(12,787,481)     $(5,697,975)   $(15,886,797)    $(14,925,935)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                      $ 94,461,067      $55,941,842    $ 86,873,210     $112,317,554
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 81,673,586      $50,243,867    $ 70,986,413     $ 97,391,619
---------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment income
included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (114,167)     $   (96,693)   $   (134,945)    $   (183,193)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net Assets         LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $ 1,489,224      $  4,102,202      $ 3,108,763        $  6,137,956
   Net realized gain (loss)                    (132,083)        1,057,195          531,101           1,052,274
   Net change in unrealized appreciation
      (depreciation)                         (2,534,220)       (9,405,694)      (5,290,347)        (10,001,534)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(1,177,079)     $ (4,246,297)     $(1,650,483)       $ (2,811,304)
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $  (226,135)     $   (109,175)     $  (188,860)       $   (659,797)
      Class B                                (1,263,089)       (3,993,027)      (2,883,597)         (5,478,159)
   In excess of net investment income
      Class A                                    (6,814)           (6,852)              --              (5,970)
      Class B                                   (59,171)         (236,051)              --            (100,614)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(1,555,209)     $ (4,345,105)     $(3,072,457)       $ (6,244,540)
------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                               $ 1,106,212      $  3,289,092      $ 3,030,569        $  1,198,422
      Class B                                 3,037,552         8,242,955        4,126,558           5,852,796
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    80,885            60,937          120,445             196,774
      Class B                                   592,446         2,104,432        1,442,178           2,704,594
   Cost of shares redeemed
      Class A                                (1,633,134)       (1,146,216)        (847,082)           (798,040)
      Class B                                (4,229,343)      (13,997,652)      (9,239,481)        (23,584,395)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                       $(1,045,382)     $ (1,446,452)     $(1,366,813)       $(14,429,849)
------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(3,777,670)     $(10,037,854)     $(6,089,753)       $(23,485,693)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of year                        $36,421,666      $104,932,074      $74,251,498        $152,292,282
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $32,643,996      $ 94,894,220      $68,161,745        $128,806,589
------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $   (62,407)     $   (176,261)     $   104,768        $   (254,136)
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net Assets         OREGON FUND     SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,193,694         $ 2,132,390         $ 2,231,602      $  6,177,245
   Net realized gain (loss)                  1,043,805            (175,546)            111,739         1,479,464
   Net change in unrealized appreciation
      (depreciation)                        (6,028,924)         (3,664,757)         (2,876,878)       (9,945,786)
-----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (791,425)        $(1,707,913)        $  (533,537)     $ (2,289,077)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (75,205)        $   (88,628)        $  (188,489)     $   (135,278)
      Class B                               (4,117,449)         (2,043,137)         (2,025,466)       (6,041,967)
   In excess of net investment income
      Class A                                       --                  --                  --              (521)
      Class B                                  (28,994)                 --                  --          (130,541)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,221,648)        $(2,131,765)        $(2,213,955)     $ (6,308,307)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  2,074,921         $ 1,093,370         $   870,700      $  2,275,635
      Class B                                8,483,806           5,463,697           4,407,750         9,796,312
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   47,100              48,765             129,366            76,553
      Class B                                2,313,890             877,041           1,019,918         3,097,056
   Cost of shares redeemed
      Class A                                 (273,367)           (554,261)         (1,325,138)         (753,738)
      Class B                              (17,165,026)         (8,609,880)         (6,597,919)      (19,862,551)
-----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (4,518,676)        $(1,681,268)        $(1,495,323)     $ (5,370,733)
-----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (9,531,749)        $(5,520,946)        $(4,242,815)     $(13,968,117)
-----------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------
At beginning of year                      $103,484,849         $49,877,983         $53,502,235      $151,018,752
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 93,953,100         $44,357,037         $49,259,420      $137,050,635
-----------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $    (36,079)        $    43,795         $   (50,576)     $   (256,049)
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets         ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,079,834     $  2,462,062    $  3,836,631     $  5,112,509
   Net realized gain                           286,744          521,967       1,210,267        1,448,862
   Net change in unrealized appreciation
      (depreciation)                         1,494,646        1,138,588       1,131,579        1,384,900
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  5,861,224     $  4,122,617    $  6,178,477     $  7,946,271
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (256,747)    $    (60,637)   $    (92,887)    $    (62,581)
      Class B                               (3,900,023)      (2,401,425)     (3,767,746)      (5,049,928)
   In excess of net investment income
      Class A                                       --           (1,495)         (1,254)            (643)
      Class B                                  (11,357)         (43,885)       (152,617)         (40,542)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,168,127)    $ (2,507,442)   $ (4,014,504)    $ (5,153,694)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    965,736     $    180,715    $    400,263     $    549,886
      Class B                                4,317,818        2,540,276       4,434,797        5,050,902
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                5,824,841        1,180,015       1,767,367        1,387,318
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  120,247           27,552          47,911           51,125
      Class B                                2,020,391        1,217,405       1,719,213        2,661,634
   Cost of shares redeemed
      Class A                               (1,866,128)        (135,293)       (216,783)        (716,037)
      Class B                              (14,769,375)     (12,006,489)    (16,571,299)     (20,836,124)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (3,386,470)    $ (6,995,819)   $ (8,418,531)    $(11,851,296)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (1,693,373)    $ (5,380,644)   $ (6,254,558)    $ (9,058,719)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                      $ 96,154,440     $ 61,322,486    $ 93,127,768     $121,376,273
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 94,461,067     $ 55,941,842    $ 86,873,210     $112,317,554
---------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment income
included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $     (5,001)    $    (79,869)   $   (150,807)    $   (157,492)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets         LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $ 1,472,762      $  4,277,923      $ 3,316,346        $  6,802,904
   Net realized gain                            354,545           824,903          956,161           1,791,750
   Net change in unrealized appreciation
      (depreciation)                            679,059         1,975,687        1,572,338           2,930,374
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 2,506,366      $  7,078,513      $ 5,844,845        $ 11,525,028
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $  (148,596)     $    (62,710)     $  (120,579)       $   (642,314)
      Class B                                (1,363,672)       (4,275,271)      (3,157,438)         (6,160,590)
   In excess of net investment income
      Class A                                    (5,372)           (2,889)              --             (16,355)
      Class B                                  (110,293)         (140,512)              --            (179,601)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(1,627,933)     $ (4,481,382)     $(3,278,017)       $ (6,998,860)
------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                               $ 3,105,905      $    528,321      $   691,095        $  3,292,983
      Class B                                 1,949,759         7,687,378        3,543,773           5,635,754
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                 2,360,799         1,300,861        2,197,879          15,424,165
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    86,786            43,075           68,901             204,670
      Class B                                   705,051         2,273,990        1,567,422           3,140,609
   Cost of shares redeemed
      Class A                                  (745,401)         (279,302)        (374,022)         (6,393,149)
      Class B                                (3,915,577)      (14,890,026)     (13,489,505)        (25,103,039)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS             $ 3,547,322      $ (3,335,703)     $(5,794,457)       $ (3,798,007)
------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $ 4,425,755      $   (738,572)     $(3,227,629)       $    728,161
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of year                        $31,995,911      $105,670,646      $77,479,127        $151,564,121
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $36,421,666      $104,932,074      $74,251,498        $152,292,282
------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $   (77,244)     $   (143,563)     $    68,462        $   (266,312)
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets         OREGON FUND     SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,569,755         $ 2,260,969         $ 2,258,516      $  6,573,608
   Net realized gain                         1,571,010           1,175,496             463,355         2,037,263
   Net change in unrealized appreciation
      (depreciation)                         1,436,079             554,108             897,701         2,473,102
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  7,576,844         $ 3,990,573         $ 3,619,572      $ 11,083,973
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (40,919)        $   (57,957)        $  (127,482)     $    (87,472)
      Class B                               (4,544,926)         (2,265,770)         (2,131,034)       (6,486,136)
   In excess of net investment income
      Class A                                     (439)                 --              (4,443)           (4,904)
      Class B                                   (7,523)                 --             (29,049)         (169,210)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,593,807)        $(2,323,727)        $(2,292,008)     $ (6,747,722)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    240,287         $   236,369         $ 1,476,876      $    683,695
      Class B                                3,335,606           2,255,119           3,766,007         6,983,975
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                  724,248           1,063,786           2,445,040         1,446,129
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   28,491              34,909              92,311            42,011
      Class B                                2,549,727             984,003           1,091,081         3,353,218
   Cost of shares redeemed
      Class A                                 (100,479)            (57,302)           (670,289)          (96,379)
      Class B                              (18,862,201)         (8,991,445)         (7,738,430)      (25,333,066)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(12,084,321)        $(4,474,561)        $   462,596      $(12,920,417)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $ (9,101,284)        $(2,807,715)        $ 1,790,160      $ (8,584,166)
-----------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------
At beginning of year                      $112,586,133         $52,685,698         $51,712,075      $159,602,918
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $103,484,849         $49,877,983         $53,502,235      $151,018,752
-----------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $     (8,125)        $    43,152         $   (68,223)     $   (252,567)
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                ALABAMA FUND
                                ----------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------------
                                      1999(1)                1998             1997       1996        1995
                                -------------------   -------------------   --------   ---------   ---------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B     CLASS B
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $10.040    $11.040    $ 9.860    $10.850    $10.460    $ 10.440    $ 10.210
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.481    $ 0.447    $ 0.493    $ 0.455    $ 0.469    $  0.470    $  0.479
Net realized and unrealized
   gain (loss)                   (0.599)    (0.657)     0.181      0.200      0.386       0.030       0.244
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.118)   $(0.210)   $ 0.674    $ 0.655    $ 0.855    $  0.500    $  0.723
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net investment income      $(0.492)   $(0.447)   $(0.494)   $(0.464)   $(0.465)   $ (0.480)   $ (0.479)
In excess of net investment
   income                            --     (0.013)        --     (0.001)        --          --      (0.014)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.492)   $(0.460)   $(0.494)   $(0.465)   $(0.465)   $ (0.480)   $ (0.493)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.430    $10.370    $10.040    $11.040    $10.850    $ 10.460    $ 10.440
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (1.29)%    (2.02)%     6.98%      6.17%      8.33%       4.85%       7.38%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 6,198    $75,475    $ 5,140    $89,321    $96,154    $101,692    $108,642
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                  0.77%      1.54%      0.78%      1.57%      1.60%       1.57%       1.51%
   Expenses after custodian
      fee reduction(3)             0.76%      1.53%      0.76%      1.55%      1.59%       1.52%         --
   Net investment income           4.87%      4.11%      4.93%      4.15%      4.39%       4.44%       4.74%
Portfolio Turnover of the
   Portfolio                         23%        23%        23%        23%        23%         52%         51%
------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               ARKANSAS FUND
                                ---------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------------------------
                                      1999(1)               1998(1)           1997       1996        1995
                                -------------------   -------------------   --------   ---------   --------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $10.070    $10.800    $ 9.810    $10.510    $10.190    $ 10.250    $10.140
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment income           $ 0.497    $ 0.443    $ 0.492    $ 0.442    $ 0.445    $  0.450    $ 0.460
Net realized and unrealized
   gain (loss)                   (0.555)    (0.605)     0.272      0.298      0.324      (0.038)     0.132
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.058)   $(0.162)   $ 0.764    $ 0.740    $ 0.769    $  0.412    $ 0.592
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net investment income      $(0.497)   $(0.443)   $(0.492)   $(0.442)   $(0.445)   $ (0.471)   $(0.460)
In excess of net investment
   income                        (0.005)    (0.005)    (0.012)    (0.008)    (0.004)     (0.001)    (0.022)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.502)   $(0.448)   $(0.504)   $(0.450)   $(0.449)   $ (0.472)   $(0.482)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.510    $10.190    $10.070    $10.800    $10.510    $ 10.190    $10.250
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (0.67)%    (1.60)%     7.95%      7.19%      7.70%       4.05%      6.15%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 4,167    $46,077    $ 1,286    $54,655    $61,322    $ 72,868    $80,823
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                  0.71%      1.56%      0.73%      1.53%      1.60%       1.56%      1.50%
   Expenses after custodian
      fee reduction(3)             0.69%      1.54%      0.72%      1.52%      1.59%       1.54%        --
   Net investment income           4.94%      4.17%      4.93%      4.14%      4.31%       4.34%      4.67%
Portfolio Turnover of the
   Portfolio                         24%        24%        13%        13%        17%         11%        23%
-----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                GEORGIA FUND
                                ----------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------------
                                      1999(1)                1998             1997       1996        1995
                                -------------------   -------------------   --------   ---------   ---------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B     CLASS B
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.730    $10.380    $ 9.500    $10.140    $ 9.810    $  9.790    $  9.800
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.476    $ 0.433    $ 0.476    $ 0.434    $ 0.449    $  0.451    $  0.450
Net realized and unrealized
   gain (loss)                   (0.730)    (0.771)     0.245      0.261      0.336       0.024       0.007(2)
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.254)   $(0.338)   $ 0.721    $ 0.695    $ 0.785    $  0.475    $  0.457
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net investment income      $(0.476)   $(0.433)   $(0.484)   $(0.437)   $(0.455)   $ (0.455)   $ (0.450)
In excess of net investment
   income                        (0.010)    (0.009)    (0.007)    (0.018)        --          --      (0.017)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.486)   $(0.442)   $(0.491)   $(0.455)   $(0.455)   $ (0.455)   $ (0.467)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 8.990    $ 9.600    $ 9.730    $10.380    $10.140    $  9.810    $  9.790
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                   (2.78)%    (3.44)%     7.75%      7.00%      8.16%       4.91%       4.90%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 2,554    $68,432    $ 2,043    $84,830    $93,128    $106,992    $120,143
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                  0.80%      1.55%      0.83%      1.56%      1.59%       1.58%       1.49%
   Expenses after custodian
      fee reduction(4)             0.76%      1.51%      0.82%      1.55%      1.57%       1.52%         --
   Net investment income           4.97%      4.24%      4.92%      4.22%      4.48%       4.55%       4.72%
Portfolio Turnover of the
   Portfolio                         38%        38%        19%        19%        13%         21%         48%
------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The per share amounts are not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                KENTUCKY FUND
                                ------------------------------------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                ------------------------------------------------------------------------------
                                      1999(1)               1998(1)            1997        1996        1995
                                -------------------   --------------------   ---------   ---------   ---------
                                CLASS A    CLASS B    CLASS A    CLASS B     CLASS B     CLASS B     CLASS B
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.910    $10.660    $ 9.680    $ 10.410    $  9.970    $  9.990    $  9.850
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.493    $ 0.453    $ 0.497    $  0.456    $  0.456    $  0.450    $  0.458
Net realized and unrealized
   gain (loss)                   (0.491)    (0.533)     0.235       0.254       0.435      (0.009)(2)    0.163
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $ 0.002    $(0.080)   $ 0.732    $  0.710    $  0.891    $  0.441    $  0.621
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income      $(0.493)   $(0.453)   $(0.497)   $ (0.456)   $ (0.451)   $ (0.450)   $ (0.458)
In excess of net investment
   income                        (0.009)    (0.007)    (0.005)     (0.004)         --      (0.011)     (0.023)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.502)   $(0.460)   $(0.502)   $ (0.460)   $ (0.451)   $ (0.461)   $ (0.481)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.410    $10.120    $ 9.910    $ 10.660    $ 10.410    $  9.970    $  9.990
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                   (0.05)%    (0.84)%     7.72%       6.97%       9.12%       4.45%       6.61%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 1,387    $96,005    $ 1,303    $111,015    $121,376    $131,357    $143,106
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                  0.83%      1.56%      0.83%       1.57%       1.60%       1.57%       1.52%
   Expenses after custodian
      fee reduction(4)             0.81%      1.54%      0.82%       1.56%       1.57%       1.54%         --
   Net investment income           5.03%      4.30%      5.05%       4.32%       4.50%       4.45%       4.74%
Portfolio Turnover of the
   Portfolio                         11%        11%        15%         15%         28%         28%         30%
--------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              LOUISIANA FUND
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                       1999                  1998             1997       1996       1995
                                -------------------   -------------------   --------   --------   --------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B    CLASS B
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.990    $10.570    $ 9.750    $10.310    $ 9.960    $ 9.980    $10.010
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income           $ 0.486    $ 0.429    $ 0.480    $ 0.436    $ 0.482    $ 0.486    $ 0.487
Net realized and unrealized
   gain (loss)                   (0.735)    (0.790)     0.294      0.306      0.350     (0.016)    (0.006)(1)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.249)   $(0.361)   $ 0.774    $ 0.742    $ 0.832    $ 0.470    $ 0.481
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income      $(0.486)   $(0.429)   $(0.515)   $(0.446)   $(0.482)   $(0.490)   $(0.487)
In excess of net investment
   income                        (0.015)    (0.020)    (0.019)    (0.036)        --         --     (0.024)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.501)   $(0.449)   $(0.534)   $(0.482)   $(0.482)   $(0.490)   $(0.511)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.240    $ 9.760    $ 9.990    $10.570    $10.310    $ 9.960    $ 9.980
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (2.73)%    (3.63)%     8.13%      7.37%      8.52%      4.77%      5.08%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 4,102    $28,542    $ 4,886    $31,536    $31,996    $32,994    $31,836
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)(4)              0.63%      1.47%      0.71%      1.49%      1.54%      1.41%      1.31%
   Net expenses after
      custodian fee
      reduction(3)                 0.60%      1.44%      0.66%      1.44%      1.52%      1.34%        --
   Net investment income           4.93%      4.08%      4.79%      4.18%      4.74%      4.82%      4.97%
Portfolio Turnover of the
   Portfolio                         20%        20%        43%        43%        27%        99%        46%
----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                                                                         1.53%      1.42%
   Expenses after custodian
      fee reduction(3)                                                                    1.45%        --
   Net investment income                                                                  4.70%      4.86%
Net investment income per
   share                                                                               $ 0.474    $ 0.470
----------------------------------------------------------------------------------------------------------

(1) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended August 31, 1995 have not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                MARYLAND FUND
                                ------------------------------------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                ------------------------------------------------------------------------------
                                      1999(1)               1998(1)            1997        1996        1995
                                -------------------   --------------------   ---------   ---------   ---------
                                CLASS A    CLASS B    CLASS A    CLASS B     CLASS B     CLASS B     CLASS B
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $10.050    $10.980    $ 9.810    $ 10.710    $ 10.300    $ 10.230    $ 10.070
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.451    $ 0.425    $ 0.476    $  0.441    $  0.453    $  0.464    $  0.476
Net realized and unrealized
   gain (loss)                   (0.785)    (0.874)     0.262       0.291       0.419       0.086       0.169
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.334)   $(0.449)   $ 0.738    $  0.732    $  0.872    $  0.550    $  0.645
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income      $(0.457)   $(0.425)   $(0.476)   $ (0.447)   $ (0.462)   $ (0.480)   $ (0.476)
In excess of net investment
   income                        (0.029)    (0.026)    (0.022)     (0.015)         --          --      (0.009)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.486)   $(0.451)   $(0.498)   $ (0.462)   $ (0.462)   $ (0.480)   $ (0.485)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.230    $10.080    $10.050    $ 10.980    $ 10.710    $ 10.300    $ 10.230
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (3.47)%    (4.25)%     7.68%       6.98%       8.64%       5.44%       6.71%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $ 3,574    $91,321    $ 1,625    $103,307    $105,671    $109,243    $113,826
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                  0.81%      1.58%      0.82%       1.56%       1.57%       1.57%       1.50%
   Expenses after custodian
      fee reduction(3)             0.78%      1.55%      0.78%       1.52%       1.54%       1.55%         --
   Net investment income           4.65%      3.98%      4.76%       4.05%       4.30%       4.46%       4.82%
Portfolio Turnover of the
   Portfolio                         31%        31%        30%         30%         30%         33%         30%
--------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              MISSOURI FUND
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                       1999                  1998             1997       1996       1995
                                -------------------   -------------------   --------   --------   --------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B    CLASS B
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $10.270    $11.380    $ 9.930    $11.010    $10.510    $10.510    $10.240
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income           $ 0.495    $ 0.471    $ 0.503    $ 0.477    $ 0.478    $ 0.476    $ 0.477
Net realized and unrealized
   gain (loss)                   (0.638)    (0.736)     0.334      0.364      0.493      0.003      0.289
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.143)   $(0.265)   $ 0.837    $ 0.841    $ 0.971    $ 0.479    $ 0.766
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income      $(0.497)   $(0.465)   $(0.497)   $(0.471)   $(0.471)   $(0.476)   $(0.477)
In excess of net investment
   income                            --         --         --         --         --     (0.003)    (0.019)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.497)   $(0.465)   $(0.497)   $(0.471)   $(0.471)   $(0.479)   $(0.496)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.630    $10.650    $10.270    $11.380    $11.010    $10.510    $10.510
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                   (1.52)%    (2.46)%     8.61%      7.81%      9.42%      4.60%      7.82%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $ 4,692    $63,470    $ 2,665    $71,586    $77,479    $82,385    $89,811
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)(3)                  0.72%      1.56%      0.79%      1.56%      1.57%      1.56%      1.53%
   Expenses after custodian
      fee reduction(2)             0.70%      1.54%      0.77%      1.54%      1.56%      1.54%        --
   Net investment income           5.10%      4.19%      5.00%      4.25%      4.44%      4.47%      4.72%
Portfolio Turnover of the
   Portfolio                         21%        21%        11%        11%         5%        36%        24%
----------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              NORTH CAROLINA FUND
                                -------------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                -------------------------------------------------------------------------------
                                      1999(1)                1998(1)            1997        1996        1995
                                --------------------   --------------------   ---------   ---------   ---------
                                CLASS A    CLASS B     CLASS A    CLASS B     CLASS B     CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.880    $ 10.630    $ 9.610    $ 10.340    $  9.970    $  9.960    $  9.970
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.483    $  0.438    $ 0.490    $  0.447    $  0.452    $  0.452    $  0.466
Net realized and unrealized
   gain (loss)                   (0.616)     (0.662)     0.282       0.303       0.378       0.026       0.011(2)
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.133)   $ (0.224)   $ 0.772    $  0.750    $  0.830    $  0.478    $  0.477
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income      $(0.483)   $ (0.438)   $(0.490)   $ (0.447)   $ (0.455)   $ (0.455)   $ (0.466)
In excess of net investment
   income                        (0.004)     (0.008)    (0.012)     (0.013)     (0.005)     (0.013)     (0.021)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.487)   $ (0.446)   $(0.502)   $ (0.460)   $ (0.460)   $ (0.468)   $ (0.487)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.260    $  9.960    $ 9.880    $ 10.630    $ 10.340    $  9.970    $  9.960
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                   (1.46)%     (2.24)%     8.22%       7.42%       8.50%       4.83%       5.03%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $12,697    $116,110    $12,967    $139,325    $151,564    $169,889    $188,450
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                  0.79%       1.58%      0.83%       1.58%       1.60%       1.59%       1.51%
   Expenses after custodian
      fee reduction(4)             0.78%       1.57%      0.80%       1.55%       1.58%       1.54%         --
   Net investment income           4.97%       4.19%      5.03%       4.26%       4.48%       4.47%       4.78%
Portfolio Turnover of the
   Portfolio                          3%          3%        26%         26%         42%         54%         33%
---------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 OREGON FUND
                                ------------------------------------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                ------------------------------------------------------------------------------
                                      1999(1)               1998(1)            1997        1996        1995
                                -------------------   --------------------   ---------   ---------   ---------
                                CLASS A    CLASS B    CLASS A    CLASS B     CLASS B     CLASS B     CLASS B
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.870    $10.800    $ 9.600    $ 10.510    $ 10.240    $ 10.310    $ 10.090
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.489    $ 0.449    $ 0.483    $  0.450    $  0.456    $  0.450    $  0.455
Net realized and unrealized
   gain (loss)                   (0.491)    (0.537)     0.275       0.292       0.266      (0.061)      0.241
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.002)   $(0.088)   $ 0.758    $  0.742    $  0.722    $  0.389    $  0.696
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income      $(0.488)   $(0.449)   $(0.483)   $ (0.451)   $ (0.452)   $ (0.457)   $ (0.455)
In excess of net investment
   income                            --     (0.003)    (0.005)     (0.001)         --      (0.002)     (0.021)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.488)   $(0.452)   $(0.488)   $ (0.452)   $ (0.452)   $ (0.459)   $ (0.476)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.380    $10.260    $ 9.870    $ 10.800    $ 10.510    $ 10.240    $ 10.310
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (0.11)%    (0.92)%     8.08%       7.22%       7.20%       3.80%       7.22%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 2,658    $91,295    $   914    $102,571    $112,586    $128,580    $145,056
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                  0.71%      1.57%      0.78%       1.56%       1.63%       1.56%       1.53%
   Expenses after custodian
      fee reduction(3)             0.70%      1.56%      0.78%       1.56%       1.63%       1.53%         --
   Net investment income           5.02%      4.19%      4.95%       4.22%       4.41%       4.33%       4.59%
Portfolio Turnover of the
   Portfolio                         35%        35%         9%          9%         22%         28%         22%
--------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           SOUTH CAROLINA FUND
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                       1999                  1998             1997       1996       1995
                                -------------------   -------------------   --------   --------   --------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B    CLASS B
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $10.090    $10.720    $ 9.760    $10.380    $10.020    $10.000    $ 9.940
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income           $ 0.490    $ 0.448    $ 0.495    $ 0.455    $ 0.463    $ 0.467    $ 0.460
Net realized and unrealized
   gain (loss)                   (0.767)    (0.820)     0.328      0.352      0.364      0.021      0.071
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.277)   $(0.372)   $ 0.823    $ 0.807    $ 0.827    $ 0.488    $ 0.531
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income      $(0.493)   $(0.448)   $(0.493)   $(0.467)   $(0.467)   $(0.468)   $(0.460)
In excess of net investment
   income                            --         --         --         --         --         --     (0.011)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.493)   $(0.448)   $(0.493)   $(0.467)   $(0.467)   $(0.468)   $(0.471)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.320    $ 9.900    $10.090    $10.720    $10.380    $10.020    $10.000
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                  (2.91%)    (3.63%)      8.62%      7.96%      8.41%      4.92%      5.64%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $ 1,757    $42,600    $ 1,316    $48,562    $52,686    $57,217    $59,955
Ratio (As a percentage of
   average daily net assets):
   Expenses(2)(3)                  0.78%      1.51%      0.77%      1.52%      1.63%      1.60%      1.49%
   Expenses after custodian
      fee reduction(2)             0.75%      1.48%      0.76%      1.51%      1.62%      1.58%        --
   Net investment income           4.98%      4.26%      5.03%      4.30%      4.50%      4.60%      4.77%
Portfolio Turnover of the
   Portfolio                         26%        26%        21%        21%         8%        36%        75%
----------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              TENNESSEE FUND
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                       1999                 1998(1)           1997       1996       1995
                                -------------------   -------------------   --------   --------   --------
                                CLASS A    CLASS B    CLASS A    CLASS B    CLASS B    CLASS B    CLASS B
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.980    $10.840    $ 9.740    $10.580    $10.150    $10.110    $10.020
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income           $ 0.489    $ 0.446    $ 0.491    $ 0.444    $ 0.453    $ 0.457    $ 0.468
Net realized and unrealized
   gain (loss)                   (0.519)    (0.564)     0.257      0.266      0.436      0.059      0.115
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.030)   $(0.118)   $ 0.748    $ 0.710    $ 0.889    $ 0.516    $ 0.583
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income      $(0.490)   $(0.442)   $(0.491)   $(0.444)   $(0.453)   $(0.475)   $(0.468)
In excess of net investment
   income                            --         --     (0.017)    (0.006)    (0.006)    (0.001)    (0.025)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.490)   $(0.442)   $(0.508)   $(0.450)   $(0.459)   $(0.476)   $(0.493)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.460    $10.280    $ 9.980    $10.840    $10.580    $10.150    $10.110
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (0.39)%    (1.19)%     7.85%      6.86%      8.95%      5.16%      6.12%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $ 2,870    $46,389    $ 3,413    $50,090    $51,712    $54,533    $57,484
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                  0.70%      1.51%      0.67%      1.52%      1.54%      1.53%      1.47%
   Expenses after custodian
      fee reduction(3)             0.69%      1.50%      0.65%      1.50%      1.53%      1.51%        --
   Net investment income           4.96%      4.15%      4.94%      4.14%      4.39%      4.45%      4.77%
Portfolio Turnover of the
   Portfolio                         13%        13%        21%        21%         3%        39%        20%
----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 VIRGINIA FUND
                                -------------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                -------------------------------------------------------------------------------
                                        1999                 1998(1)            1997        1996        1995
                                --------------------   --------------------   ---------   ---------   ---------
                                CLASS A    CLASS B     CLASS A    CLASS B     CLASS B     CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $ 9.870    $ 10.930    $ 9.620    $ 10.630    $ 10.260    $ 10.260    $ 10.120
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.503    $  0.450    $ 0.483    $  0.454    $  0.467    $  0.471    $  0.479
Net realized and unrealized
   gain (loss)                   (0.582)     (0.629)     0.277       0.312       0.369       0.006       0.161
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.079)   $ (0.179)   $ 0.760    $  0.766    $  0.836    $  0.477    $  0.640
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income      $(0.489)   $ (0.451)   $(0.483)   $ (0.454)   $ (0.466)   $ (0.471)   $ (0.479)
In excess of net investment
   income                        (0.002)     (0.010)    (0.027)     (0.012)         --      (0.006)     (0.021)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.491)   $ (0.461)   $(0.510)   $ (0.466)   $ (0.466)   $ (0.477)   $ (0.500)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $ 9.300    $ 10.290    $ 9.870    $ 10.930    $ 10.630    $ 10.260    $ 10.260
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                   (0.90)%     (1.75)%     8.08%       7.37%       8.31%       4.67%       6.62%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $ 3,528    $133,522    $ 2,117    $148,902    $159,603    $175,918    $189,535
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                  0.73%       1.58%      0.85%       1.59%       1.60%       1.56%       1.50%
   Expenses after custodian
      fee reduction(3)             0.71%       1.56%      0.83%       1.57%       1.57%       1.53%         --
   Net investment income           5.00%       4.19%      4.92%       4.21%       4.47%       4.52%       4.81%
Portfolio Turnover of the
   Portfolio                         17%         17%         8%          8%         25%         30%         38%
---------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the "Trust") is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund ("Alabama Fund"), Eaton Vance Arkansas Municipals Fund ("Arkansas Fund"), Eaton Vance Georgia Municipals Fund ("Georgia Fund"), Eaton Vance Kentucky Municipals Fund ("Kentucky Fund"), Eaton Vance Louisiana Municipals Fund ("Louisiana Fund"), Eaton Vance Maryland Municipals Fund ("Maryland Fund"), Eaton Vance Missouri Municipals Fund ("Missouri Fund"), Eaton Vance North Carolina Municipals Fund ("North Carolina Fund"), Eaton Vance Oregon Municipals Fund ("Oregon Fund"), Eaton Vance South Carolina Municipals Fund ("South Carolina Fund"), Eaton Vance Tennessee Municipals Fund ("Tennessee Fund") and Eaton Vance Virginia Municipals Fund ("Virginia Fund"). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at August 31, 1999 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

FUND                                      AMOUNT        EXPIRES
------------------------------------------------------------------------
Alabama Fund                              $   94,556    August 31, 2005
                                             988,165    August 31, 2004
                                             317,426    August 31, 2003
Arkansas Fund                                251,575    August 31, 2005
                                           1,352,201    August 31, 2004
Georgia Fund                               5,373,040    August 31, 2004
Kentucky Fund                                233,391    August 31, 2005
                                           1,632,812    August 31, 2004
Louisiana Fund                               250,837    August 31, 2005
                                           1,598,606    August 31, 2004
Maryland Fund                                     35    August 31, 2005
                                             186,705    August 31, 2004
Missouri Fund                                113,141    August 31, 2005
                                             768,446    August 31, 2004
North Carolina Fund                           73,745    August 31, 2005
                                           8,426,582    August 31, 2004
Oregon Fund                                  924,680    August 31, 2005
                                           2,175,920    August 31, 2004
South Carolina Fund                           25,336    August 31, 2005
                                             183,416    August 31, 2004
                                           2,881,146    August 31, 2003
                                             266,269    August 31, 2002
Tennessee Fund                               246,996    August 31, 2005
                                           1,344,648    August 31, 2004
Virginia Fund                              4,643,723    August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                    ALABAMA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           175,161            96,942
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          13,976            12,052
Redemptions                                     (43,692)         (187,576)
Issued to EV Traditional Municipals
 shareholders                                        --           590,481
---------------------------------------------------------------------------
NET INCREASE                                    145,445           511,899
---------------------------------------------------------------------------

                                                    ALABAMA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           515,878           392,145
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         165,189           183,966
Redemptions                                  (1,489,503)       (1,345,698)
---------------------------------------------------------------------------
NET DECREASE                                   (808,436)         (769,587)
---------------------------------------------------------------------------
                                                    ARKANSAS FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           346,734            18,182
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           3,908             2,761
Redemptions                                     (40,372)          (13,548)
Issued to EV Traditional Municipals
 shareholders                                        --           120,288
---------------------------------------------------------------------------
NET INCREASE                                    310,270           127,683
---------------------------------------------------------------------------

                                                    ARKANSAS FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           209,730           236,560
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         104,018           113,885
Redemptions                                    (855,918)       (1,124,754)
---------------------------------------------------------------------------
NET DECREASE                                   (542,170)         (774,309)
---------------------------------------------------------------------------

                                                    GEORGIA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           112,219            41,385
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           6,847             4,967
Redemptions                                     (44,970)          (22,370)
Issued to EV Traditional Municipals
 shareholders                                        --           186,097
---------------------------------------------------------------------------
NET INCREASE                                     74,096           210,079
---------------------------------------------------------------------------

                                                    GEORGIA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           477,417           430,422
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         144,503           166,705
Redemptions                                  (1,662,425)       (1,608,037)
---------------------------------------------------------------------------
NET DECREASE                                 (1,040,505)       (1,010,910)
---------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    KENTUCKY FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                            31,154            55,826
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           5,316             5,205
Redemptions                                     (20,537)          (72,837)
Issued to EV Traditional Municipals
 shareholders                                        --           143,269
---------------------------------------------------------------------------
NET INCREASE                                     15,933           131,463
---------------------------------------------------------------------------


                                                    KENTUCKY FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           559,194           477,522
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         229,481           251,649
Redemptions                                  (1,716,108)       (1,970,750)
---------------------------------------------------------------------------
NET DECREASE                                   (927,433)       (1,241,579)
---------------------------------------------------------------------------

                                                   LOUISIANA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           113,438           313,546
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           8,254             8,780
Redemptions                                    (166,545)          (75,541)
Issued to EV Traditional Municipals
 shareholders                                        --           242,164
---------------------------------------------------------------------------
NET INCREASE (DECREASE)                         (44,853)          488,949
---------------------------------------------------------------------------

                                                   LOUISIANA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           291,845           186,443
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          57,003            67,357
Redemptions                                    (410,172)         (373,866)
---------------------------------------------------------------------------
NET DECREASE                                    (61,324)         (120,066)
---------------------------------------------------------------------------

                                                    MARYLAND FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           335,934            52,926
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           6,272             4,317
Redemptions                                    (116,835)          (28,207)
Issued to EV Traditional Municipals
 shareholders                                        --           132,577
---------------------------------------------------------------------------
NET INCREASE                                    225,371           161,613
---------------------------------------------------------------------------

                                                    MARYLAND FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           766,092           705,126
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         196,870           208,732
Redemptions                                  (1,317,904)       (1,369,032)
---------------------------------------------------------------------------
NET DECREASE                                   (354,942)         (455,174)
---------------------------------------------------------------------------

                                                    MISSOURI FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           299,009            68,428
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          11,942             6,805
Redemptions                                     (83,257)          (37,078)
Issued to EV Traditional Municipals
 shareholders                                        --           221,323
---------------------------------------------------------------------------
NET INCREASE                                    227,694           259,478
---------------------------------------------------------------------------

                                                    MISSOURI FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           366,959           315,672
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         128,713           139,565
Redemptions                                    (829,815)       (1,202,462)
---------------------------------------------------------------------------
NET DECREASE                                   (334,143)         (747,225)
---------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                 NORTH CAROLINA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           121,902           336,246
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          20,265            20,900
Redemptions                                     (82,674)         (650,119)
Issued to EV Traditional Municipals
 shareholders                                        --         1,605,302
---------------------------------------------------------------------------
NET INCREASE                                     59,493         1,312,329
---------------------------------------------------------------------------


                                                 NORTH CAROLINA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           557,238           535,860
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         258,442           299,045
Redemptions                                  (2,257,535)       (2,392,924)
---------------------------------------------------------------------------
NET DECREASE                                 (1,441,855)       (1,558,019)
---------------------------------------------------------------------------

                                                     OREGON FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           214,279            24,544
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           4,836             2,921
Redemptions                                     (28,242)          (10,284)
Issued to EV Traditional Municipals
 shareholders                                        --            75,426
---------------------------------------------------------------------------
NET INCREASE                                    190,873            92,607
---------------------------------------------------------------------------

                                                     OREGON FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           793,504           312,672
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         216,216           239,123
Redemptions                                  (1,605,973)       (1,770,810)
---------------------------------------------------------------------------
NET DECREASE                                   (596,253)       (1,219,015)
---------------------------------------------------------------------------

                                                 SOUTH CAROLINA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           109,081            23,792
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           4,912             3,412
Redemptions                                     (56,016)           (5,801)
Issued to EV Traditional Municipals
 shareholders                                        --           109,050
---------------------------------------------------------------------------
NET INCREASE                                     57,977           130,453
---------------------------------------------------------------------------

                                                 SOUTH CAROLINA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           518,929           213,365
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          83,516            93,082
Redemptions                                    (830,090)         (850,327)
---------------------------------------------------------------------------
NET DECREASE                                   (227,645)         (543,880)
---------------------------------------------------------------------------

                                                   TENNESSEE FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                            87,643           149,164
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          13,115             9,340
Redemptions                                    (139,499)          (67,357)
Issued to EV Traditional Municipals
 shareholders                                        --           250,960
---------------------------------------------------------------------------
NET INCREASE (DECREASE)                         (38,741)          342,107
---------------------------------------------------------------------------

                                                   TENNESSEE FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           410,305           350,938
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          95,146           101,626
Redemptions                                    (615,845)         (720,704)
---------------------------------------------------------------------------
NET DECREASE                                   (110,394)         (268,140)
---------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    VIRGINIA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           234,327            69,689
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           7,909             4,299
Redemptions                                     (77,321)           (9,849)
Issued to EV Traditional Municipals
 shareholders                                        --           150,372
---------------------------------------------------------------------------
NET INCREASE                                    164,915           214,511
---------------------------------------------------------------------------


                                                    VIRGINIA FUND
                                          ---------------------------------
                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           907,245           645,327
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         287,613           310,137
Redemptions                                  (1,845,422)       (2,343,911)
---------------------------------------------------------------------------
NET DECREASE                                   (650,564)       (1,388,447)
---------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,545, $2,117, $1,880, $750, $1,134, $1,888, $2,317, $2,642,
   $1,155, $982, $1,757 and $3,219 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year August 31, 1999.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has adopted a distribution plan (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plans, the Plans). The Plans require the Class B shares to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's Class B daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund's
   Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the year ended August 31, 1999, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $629,616, $385,185, $585,581, $797,736, $232,543, $752,454, $521,023,
   $981,907, $736,475, $359,429, $369,011 and $1,080,873, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At
   August 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $2,196,000, $1,577,000, $2,277,000, $2,620,000,
   $1,024,000, $2,723,000, $1,649,000, $3,367,000, $2,822,000, $1,506,000,
   $1,416,000 and $3,509,000, respectively.

   In addition, the Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers in amounts not exceeding 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended August 31, 1999, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $9,518, $2,862, $4,847, $2,662, $4,027, $4,686, $3,873, $21,983, $1,922,
   $3,577, $4,820 and $2,905, respectively, for Class A shares, and $160,092,

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   $98,877, $156,155, $191,455, $57,003, $190,623, $138,501, $261,842, $198,820,
   $86,263, $93,278 and $288,234, respectively, for Class B shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $150,000, $80,000, $104,000, $123,000, $49,000, $112,000, $68,000, $134,000, $120,000, $77,000,
   $60,000 and $146,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the year ended
   August 31, 1999.
7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 1999 were as follows:

ALABAMA FUND
------------------------------------------------------
Increases                                 $ 7,798,450
Decreases                                  19,730,570


ARKANSAS FUND
------------------------------------------------------
Increases                                 $ 5,682,021
Decreases                                  11,297,759

GEORGIA FUND
------------------------------------------------------
Increases                                 $ 5,916,906
Decreases                                  20,284,630

KENTUCKY FUND
------------------------------------------------------
Increases                                 $ 6,215,330
Decreases                                  21,552,860

LOUISIANA FUND
------------------------------------------------------
Increases                                 $ 4,126,276
Decreases                                   7,144,339

MARYLAND FUND
------------------------------------------------------
Increases                                 $11,497,954
Decreases                                  18,276,256

MISSOURI FUND
------------------------------------------------------
Increases                                 $ 7,132,282
Decreases                                  12,389,264

NORTH CAROLINA FUND
------------------------------------------------------
Increases                                 $ 7,046,445
Decreases                                  29,283,120

OREGON FUND
------------------------------------------------------
Increases                                 $10,547,640
Decreases                                  20,266,456

SOUTH CAROLINA FUND
------------------------------------------------------
Increases                                 $ 6,573,386
Decreases                                  10,676,028

TENNESSEE FUND
------------------------------------------------------
Increases                                 $ 5,309,074
Decreases                                   9,624,115

VIRGINIA FUND
------------------------------------------------------
Increases                                 $12,279,948
Decreases                                  25,189,332

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Transfer of Assets
-------------------------------------------
   On September 1, 1997, Eaton Vance Alabama Municipal Fund, Eaton Vance Arkansas Municipal Fund, Eaton Vance Georgia Municipal Fund, Eaton Vance Kentucky Municipal Fund, Eaton Vance Louisiana Municipal Fund, Eaton Vance Maryland Municipal Fund, Eaton Vance Missouri Municipal Fund, Eaton Vance North Carolina Municipal Fund, Eaton Vance Oregon Municipal Fund, Eaton Vance South Carolina Municipal Fund, Eaton Vance Tennessee Municipal Fund and Eaton Vance Virginia Municipal Fund acquired the net assets of EV Traditional Alabama Municipals Fund, EV Traditional Arkansas Municipals Fund, EV Traditional Georgia Municipals Fund, EV Traditional Kentucky Municipals Fund, EV Traditional Louisiana Municipals Fund, EV Traditional Maryland Municipals Fund, EV Traditional Missouri Municipals Fund, EV Traditional North Carolina Municipals Fund, EV Traditional Oregon Municipals Fund, EV Traditional South Carolina Municipals Fund, EV Traditional Tennessee Municipals Fund and EV Traditional Virginia Municipals Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares as follows:

                                                             AGGREGATE      NET ASSET
                                          CLASS A SHARES     VALUE OF       VALUE PER
FUND                                         ISSUED        SHARES ISSUED     SHARE
--------------------------------------------------------------------------------------
Alabama Fund                                   590,481       $ 5,824,841       $9.86
Arkansas Fund                                  120,288         1,180,015        9.81
Georgia Fund                                   186,097         1,767,367        9.50
Kentucky Fund                                  143,269         1,387,318        9.68
Louisiana Fund                                 242,164         2,360,799        9.75
Maryland Fund                                  132,577         1,300,861        9.81
Missouri Fund                                  221,323         2,197,879        9.93
North Carolina Fund                          1,605,302        15,424,165        9.61
Oregon Fund                                     75,426           724,248        9.60
South Carolina Fund                            109,050         1,063,786        9.76
Tennessee Fund                                 250,960         2,445,040        9.74
Virginia Fund                                  150,372         1,446,129        9.62

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

                                                          UNREALIZED
                                           ACQUIRED      APPRECIATION
FUND                                      NET ASSETS     (DEPRECIATION)
------------------------------------------------------------------------
Alabama Fund                              $ 5,824,841        $341,598
Arkansas Fund                               1,180,015          36,550
Georgia Fund                                1,767,367          36,495
Kentucky Fund                               1,387,318          (3,075)
Louisiana Fund                              2,360,799         105,625
Maryland Fund                               1,300,861          20,996
Missouri Fund                               2,197,879         106,055
North Carolina Fund                        15,424,165         648,298
Oregon Fund                                   724,248         (11,883)
South Carolina Fund                         1,063,786          61,451
Tennessee Fund                              2,445,040          84,917
Virginia Fund                               1,446,129          81,920

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:

                                                          CLASS A NET    CLASS B NET
                                            COMBINED      ASSET VALUE    ASSET VALUE
FUND                                       NET ASSETS     PER SHARE      PER SHARE
-------------------------------------------------------------------------------------
Alabama Fund                              $101,979,281        $9.86         $10.85
Arkansas Fund                               62,502,501         9.81          10.51
Georgia Fund                                94,895,135         9.50          10.14
Kentucky Fund                              122,763,591         9.68          10.41
Louisiana Fund                              34,356,710         9.75          10.31
Maryland Fund                              106,971,507         9.81          10.71
Missouri Fund                               79,677,006         9.93          11.01
North Carolina Fund                        166,988,286         9.61          10.34
Oregon Fund                                113,310,381         9.60          10.51
South Carolina Fund                         53,749,484         9.76          10.38
Tennessee Fund                              54,157,115         9.74          10.58
Virginia Fund                              161,049,047         9.62          10.63

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) as of August 31, 1999, the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended August 31, 1999 and 1998 and financial highlights for each of the years in the five year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at August 31, 1999, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         October 1, 1999

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Education -- 1.8%
---------------------------------------------------------------------------
      $1,500         Birmingham-Southern College,
                     5.35%, 12/1/19                            $ 1,419,180
---------------------------------------------------------------------------
                                                               $ 1,419,180
---------------------------------------------------------------------------
Electric Utilities -- 2.3%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Electric Power Authority,
                     4.75%, 7/1/24                             $ 1,301,955
         500         Puerto Rico Electric Power Authority,
                     5.00%, 7/1/28                                 449,725
         100         Tennessee Valley, Exhibit Commission,
                     6.70%, 6/1/10                                 106,773
---------------------------------------------------------------------------
                                                               $ 1,858,453
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.3%
---------------------------------------------------------------------------
      $1,000         Gadsen East Medical Clinic Board,
                     (Baptist Hospital), Prerefunded to
                     11/1/01, 7.80%, 11/1/21                   $ 1,091,590
       2,000         Huntsville, Health Care Facilities,
                     (MBIA), Prerefunded to 6/1/04,
                     6.50%, 6/1/13                               2,201,100
       5,000         Scottsboro, Water, Sewer and Gas,
                     (AMBAC), Prerefunded to 6/1/04,
                     6.50%, 12/1/14                              5,511,799
       1,000         West Morgan-East Lawrence, Water
                     Authority, (FSA), Prerefunded to
                     8/15/04, 6.85%, 8/15/25                     1,121,020
---------------------------------------------------------------------------
                                                               $ 9,925,509
---------------------------------------------------------------------------
General Obligations -- 0.3%
---------------------------------------------------------------------------
      $  650         Puerto Rico, Public Improvement,
                     0.00%, 7/1/15                             $   271,518
---------------------------------------------------------------------------
                                                               $   271,518
---------------------------------------------------------------------------
Hospital -- 9.7%
---------------------------------------------------------------------------
      $3,000         Alexander City, Special Care, (Russell
                     Hospital), 6.00%, 12/1/22                 $ 2,879,970
       1,000         Baldwin County, (Thomas Hospital),
                     6.75%, 4/1/21                               1,032,090
       1,000         Cullman Medical Clinic Board, (Cullman
                     Regional Medical Center),
                     6.50%, 2/15/23                              1,017,040
       2,000         Marshall County Healthcare Authority,
                     (Boaz-Albertville Medical Center),
                     7.00%, 1/1/20                               2,109,760
         745         Montgomery, Medical Clinic Board,
                     (Jackson Hospital), 7.00%, 3/1/15             765,137
---------------------------------------------------------------------------
                                                               $ 7,803,997
---------------------------------------------------------------------------
Industrial Development Revenue -- 11.9%
---------------------------------------------------------------------------
      $1,200         Courtland, (Champion International
                     Corp.), 7.20%, 12/1/13                    $ 1,288,464

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
      $2,000         Courtland, (Champion International
                     Corp.), (AMT), 6.50%, 9/1/25              $ 2,046,240
       3,020         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26             3,095,047
       1,000         Selma, Solid Waste Disposal,
                     (International Paper), (AMT),
                     6.00%, 12/1/17                              1,005,310
       2,000         Tallahassee, (United Tech),
                     6.10%, 8/1/14                               2,182,060
---------------------------------------------------------------------------
                                                               $ 9,617,121
---------------------------------------------------------------------------
Insured-Education -- 6.7%
---------------------------------------------------------------------------
      $2,900         Alabama Agricultural and Mechanical
                     University, (MBIA), 5.00%, 11/1/25        $ 2,598,313
       7,500         University of South Alabama, (AMBAC),
                     0.00%, 11/15/16                             2,813,775
---------------------------------------------------------------------------
                                                               $ 5,412,088
---------------------------------------------------------------------------
Insured-Electric Utilities -- 0.3%
---------------------------------------------------------------------------
      $  250         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(1)                                 $   270,938
---------------------------------------------------------------------------
                                                               $   270,938
---------------------------------------------------------------------------
Insured-General Obligations -- 9.3%
---------------------------------------------------------------------------
      $2,000         Madison, Warrants (MBIA), 5.00%, 9/1/27   $ 1,786,120
       3,250         Madison, Warrants, (MBIA),
                     6.00%, 2/1/24                               3,501,323
       4,000         Mobile, (MBIA), 0.00%, 8/15/20              1,194,800
         500         North Port, (AMBAC), 5.70%, 3/1/21            497,855
         500         Troy City, (CAPG), 6.60%, 6/1/12              537,595
---------------------------------------------------------------------------
                                                               $ 7,517,693
---------------------------------------------------------------------------
Insured-Hospital -- 4.5%
---------------------------------------------------------------------------
      $2,000         Anniston Regional Medical Center Board,
                     (AMBAC), 5.125%, 6/1/28                   $ 1,805,600
       1,810         Bessemer, Medical Clinic Board, (MBIA),
                     6.00%, 5/15/19                              1,842,327
---------------------------------------------------------------------------
                                                               $ 3,647,927
---------------------------------------------------------------------------
Insured-Pooled Loans -- 1.1%
---------------------------------------------------------------------------
      $1,000         Alabama Water Pollution Control
                     Authority, (AMBAC), 4.75%, 8/15/18        $   890,210
---------------------------------------------------------------------------
                                                               $   890,210
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Solid Waste -- 5.5%
---------------------------------------------------------------------------
      $  250         Huntsville, Solid Waste Disposal,
                     (FGIC), (AMT), 7.00%, 10/1/08             $   262,008
       4,000         Huntsville, Solid Waste Disposal,
                     (FGIC), (AMT), 7.00%, 10/1/14               4,184,720
---------------------------------------------------------------------------
                                                               $ 4,446,728
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
---------------------------------------------------------------------------
      $1,825         Birmingham Jefferson, Civic Center
                     Authority, (MBIA), 0.00%, 9/1/18          $   614,715
---------------------------------------------------------------------------
                                                               $   614,715
---------------------------------------------------------------------------
Insured-Transportation -- 9.1%
---------------------------------------------------------------------------
      $4,500         Alabama State Docks Department, (MBIA),
                     (AMT), 6.30%, 10/1/21                     $ 4,655,249
       1,000         Huntsville-Madison County Airport,
                     (AMT), (MBIA), 5.40%, 7/1/19                  954,160
       2,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 0.00%, 7/1/16             806,320
       1,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 5.00%, 7/1/28             915,240
---------------------------------------------------------------------------
                                                               $ 7,330,969
---------------------------------------------------------------------------
Insured-Water and Sewer -- 12.9%
---------------------------------------------------------------------------
      $2,050         Bessemer, Water, (AMBAC), 5.75%, 7/1/26   $ 2,042,866
       3,500         Jefferson County, Sewer, (FGIC),
                     5.00%, 2/1/33                               3,076,885
       1,000         Limestone County Water and Sewer
                     Authority, (AMBAC), 5.00%, 12/1/24            900,030
       3,075         Prichard Water and Sewer, (AMBAC),
                     6.125%, 11/15/14                            3,263,744
       1,195         Warrior River, Water Authority, (FSA),
                     5.25%, 8/1/23                               1,124,459
---------------------------------------------------------------------------
                                                               $10,407,984
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.6%
---------------------------------------------------------------------------
      $  500         Puerto Rico, (Guaynabo Municipal
                     Government Center Lease),
                     5.625%, 7/1/22                            $   484,960
---------------------------------------------------------------------------
                                                               $   484,960
---------------------------------------------------------------------------
Nursing Home -- 1.2%
---------------------------------------------------------------------------
      $  325         Fairhope Midtown Medical Clinic Board,
                     (Beverly Enterprises), 6.375%, 6/1/09     $   319,075

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
      $  670         Mobile, Midtown Medical Clinic Board,
                     (Beverly Enterprises), 7.00%, 4/1/07      $   672,117
---------------------------------------------------------------------------
                                                               $   991,192
---------------------------------------------------------------------------
Special Tax Revenue -- 0.3%
---------------------------------------------------------------------------
      $  250         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)    $   208,290
---------------------------------------------------------------------------
                                                               $   208,290
---------------------------------------------------------------------------
Transportation -- 2.5%
---------------------------------------------------------------------------
      $1,000         Puerto Rico Highway and Transportation
                     Authority, 4.75%, 7/1/38                  $   845,930
         800         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/22                      729,392
         500         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/38                      442,310
---------------------------------------------------------------------------
                                                               $ 2,017,632
---------------------------------------------------------------------------
Water and Sewer -- 6.9%
---------------------------------------------------------------------------
      $  750         Birmingham, Water and Sewer,
                     4.75%, 1/1/21                             $   654,675
       4,000         Birmingham, Water and Sewer,
                     4.75%, 1/1/29                               3,393,560
       1,500         Moulton City, Water, 6.30%, 1/1/18          1,518,150
---------------------------------------------------------------------------
                                                               $ 5,566,385
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $79,721,443)                               $80,703,489
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 61.2% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 24.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Education -- 5.5%
---------------------------------------------------------------------------
      $2,250         Conway, Public Facilities Board,
                     (Hendrix College), 6.00%, 10/1/26         $ 2,295,968
         500         University of Arkansas, 5.00%, 9/1/17         463,310
---------------------------------------------------------------------------
                                                               $ 2,759,278
---------------------------------------------------------------------------
Electric Utilities -- 4.8%
---------------------------------------------------------------------------
      $  550         Jefferson, Pollution Control, (Arkansas
                     Power and Light), 6.30%, 6/1/18           $   561,737
         500         Pope County, Pollution Control,
                     (Arkansas Power and Light),
                     6.30%, 12/1/16                                509,140
       1,000         Puerto Rico Electric Power Authority,
                     0.00%, 7/1/17                                 368,950
       1,050         Puerto Rico Electric Power Authority,
                     5.00%, 7/1/28                                 944,423
---------------------------------------------------------------------------
                                                               $ 2,384,250
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
---------------------------------------------------------------------------
      $  500         Harrison, Residential Housing Facility
                     Board, Single Family Mortgage, (FGIC),
                     Escrowed to Maturity, 7.40%, 9/1/11       $   594,080
---------------------------------------------------------------------------
                                                               $   594,080
---------------------------------------------------------------------------
General Obligations -- 3.5%
---------------------------------------------------------------------------
      $2,750         Arkansas State College Savings,
                     0.00%, 6/1/14                             $ 1,224,685
         500         Puerto Rico, 0.00%, 7/1/16                    196,045
       1,000         Puerto Rico, 0.00%, 7/1/18                    347,620
---------------------------------------------------------------------------
                                                               $ 1,768,350
---------------------------------------------------------------------------
Hospital -- 14.5%
---------------------------------------------------------------------------
      $1,000         Arkansas Development Finance Authority,
                     (White River Medical Center),
                     5.60%, 6/1/24                             $   922,100
       1,500         Baxter County, Community Hospital
                     District, 5.625%, 9/1/28                    1,360,350
       1,125         Little Rock, Health Facilities Board,
                     (Baptist Medical Center),
                     6.80%, 11/1/05                              1,238,051
       1,500         Paragould, Hospital, 6.375%, 10/1/17        1,519,995
       2,250         Pulaski County, (Children's Hospital),
                     6.20%, 3/1/22                               2,256,750
---------------------------------------------------------------------------
                                                               $ 7,297,246
---------------------------------------------------------------------------
Housing -- 14.9%
---------------------------------------------------------------------------
      $3,000         Arkansas Development Finance Authority,
                     0.00%, 12/1/11                            $ 1,156,560

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
      $  500         Arkansas Development Finance Authority,
                     MFMR, (Park Apartments), (AMT),
                     5.95%, 12/1/28                            $   472,875
       1,100         Arkansas Development Finance Authority,
                     Single Family Mortgage, (GNMA), (AMT),
                     5.80%, 6/1/25                               1,079,705
         760         Arkansas Development Finance Authority,
                     Single Family Mortgage, (GNMA), (AMT),
                     7.45%, 1/1/27                                 821,575
       3,270         Arkansas Development Finance Authority,
                     Single Family Mortgage, (GNMA/FNMA),
                     (AMT), 6.70%, 7/1/27                        3,421,433
         540         North Little Rock, Residential Housing
                     Facilities, (Parkstone Place),
                     6.50%, 8/1/21                                 529,465
---------------------------------------------------------------------------
                                                               $ 7,481,613
---------------------------------------------------------------------------
Industrial Development Revenue -- 15.8%
---------------------------------------------------------------------------
      $  750         Arkansas Development Finance Authority,
                     (Intelectron, Inc.), (AMT),
                     6.00%, 10/1/11                            $   757,485
       2,350         Baxter, (Aeroquip Corp.),
                     5.80%, 10/1/13(1)                           2,373,547
       2,500         Blytheville, Solid Waste Recycling and
                     Sewer Treatment, (Nucor Corp.), (AMT),
                     6.90%, 12/1/21(1)                           2,633,275
         500         Camden, (International Paper Co.),
                     5.70%, 9/1/12(2)                              502,510
       1,000         Little River County, (Georgia-Pacific
                     Corp.), (AMT), 5.60%, 10/1/26                 913,520
         775         Pine Bluff, Solid Waste Disposal,
                     (International Paper), (AMT),
                     5.55%, 10/1/17                                744,217
---------------------------------------------------------------------------
                                                               $ 7,924,554
---------------------------------------------------------------------------
Insured-Education -- 2.9%
---------------------------------------------------------------------------
      $1,000         Arkansas State University, (Consolidated
                     Building System), (AMBAC),
                     5.10%, 4/1/24                             $   939,340
         500         University of Central Arkansas, (AMBAC),
                     6.125%, 4/1/26                                518,530
---------------------------------------------------------------------------
                                                               $ 1,457,870
---------------------------------------------------------------------------
Insured-Electric Utilities -- 6.8%
---------------------------------------------------------------------------
      $  250         North Little Rock, Electric System,
                     (MBIA), 6.50%, 7/1/10                     $   278,945
       2,390         North Little Rock, Electric System,
                     (MBIA), 6.50%, 7/1/15                       2,671,278
         450         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(3)                                     487,688
---------------------------------------------------------------------------
                                                               $ 3,437,911
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-General Obligations -- 0.4%
---------------------------------------------------------------------------
      $  500         Arkansas State College Savings, (FGIC),
                     0.00%, 6/1/17                             $   183,745
---------------------------------------------------------------------------
                                                               $   183,745
---------------------------------------------------------------------------
Insured-Hospital -- 7.1%
---------------------------------------------------------------------------
      $2,610         Jonesboro, Residential Housing and
                     Health Care Facilities Board Hospital,
                     (Saint Bernard Regional Medical Center),
                     (AMBAC), 5.90%, 7/1/16                    $ 2,659,928
         400         Saline County, Retirement Housing and
                     Healthcare Facilities Board, (Evan
                     Lutheran Good Samaritan), (AMBAC),
                     5.80%, 5/1/11                                 413,436
         500         Saline County, Retirement Housing and
                     Healthcare Facilities Board, (Evan
                     Lutheran Good Samaritan), (AMBAC),
                     6.00%, 6/1/18                                 508,315
---------------------------------------------------------------------------
                                                               $ 3,581,679
---------------------------------------------------------------------------
Insured-Transportation -- 0.6%
---------------------------------------------------------------------------
      $  300         Little Rock, Airport, (FSA),
                     5.25%, 11/1/19(2)                         $   285,816
---------------------------------------------------------------------------
                                                               $   285,816
---------------------------------------------------------------------------
Insured-Water and Sewer -- 3.5%
---------------------------------------------------------------------------
      $1,250         Arkansas Development Finance Authority,
                     Wastewater System, (MBIA),
                     5.40%, 12/1/15                            $ 1,248,688
         500         Texarkana, Water and Sewer, (FGIC),
                     5.40%, 9/1/15                                 496,350
---------------------------------------------------------------------------
                                                               $ 1,745,038
---------------------------------------------------------------------------
Nursing Home -- 2.1%
---------------------------------------------------------------------------
      $1,000         Little Rock, Health Facilities Board,
                     (Baptist Medical Center-Parkway
                     Village), 7.00%, 10/1/17                  $ 1,055,340
---------------------------------------------------------------------------
                                                               $ 1,055,340
---------------------------------------------------------------------------
Pooled Loans -- 2.7%
---------------------------------------------------------------------------
      $  700         Arkansas State Student Loan Authority,
                     (AMT), 6.25%, 6/1/10                      $   712,040
         610         Arkansas State Student Loan Authority,
                     (AMT), 7.25%, 6/1/09                          672,940
---------------------------------------------------------------------------
                                                               $ 1,384,980
---------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
---------------------------------------------------------------------------
      $2,000         Little Rock, Hotel and Restaurant Gross
                     Receipts Tax, 7.375%, 8/1/15              $ 2,353,120
---------------------------------------------------------------------------
                                                               $ 2,353,120
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Transportation -- 1.7%
---------------------------------------------------------------------------
      $  750         Northwest Arkansas Regional Airport
                     Authority, (AMT), 7.625%, 2/1/27          $   833,153
---------------------------------------------------------------------------
                                                               $   833,153
---------------------------------------------------------------------------
Water and Sewer -- 7.3%
---------------------------------------------------------------------------
      $1,000         Arkansas Development Finance Authority,
                     (Waste Water System Revenue),
                     5.00%, 6/1/22                             $   910,700
       1,250         Little Rock, Sewer, 5.50%, 8/1/14           1,250,900
       1,500         South Sebastian County, Water Users
                     Association, 6.15%, 6/1/23                  1,506,735
---------------------------------------------------------------------------
                                                               $ 3,668,335
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $49,436,920)                               $50,196,358
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.5% to 10.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  When-issued security.
(3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Electric Utilities -- 12.1%
---------------------------------------------------------------------------
      $1,250         Burke County, Development Authority,
                     (Georgia Power Co.), (AMT),
                     5.45%, 5/1/34(1)                          $ 1,142,463
       1,000         Georgia Municipal Electric Power
                     Authority, 0.00%, 1/1/12                      482,100
       2,000         Georgia Municipal Electric Power
                     Authority, 8.25%, 1/1/11                    2,469,600
       1,000         Monroe County, Development Authority
                     Pollution Control, (Gulf Power Scherer),
                     6.30%, 9/1/24                               1,016,000
       2,000         Monroe County, Development Authority
                     Pollution Control, (Ogelthorpe Power),
                     6.55%, 1/1/06                               2,162,180
       1,000         Monroe County, Development Authority
                     Pollution Control, (Ogelthorpe Power),
                     6.80%, 1/1/12                               1,117,400
         665         Puerto Rico Electric Power Authority,
                     0.00%, 7/1/17                                 245,352
---------------------------------------------------------------------------
                                                               $ 8,635,095
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.5%
---------------------------------------------------------------------------
      $  500         Puerto Rico, "RIBS", (AMBAC),
                     Prerefunded to 7/1/02, Variable Rate,
                     7/1/15(2)(3)                              $   560,090
       2,500         Savannah, (Saint Josephs Hospital),
                     Prerefunded to 7/1/03, 6.20%, 7/1/23        2,693,300
---------------------------------------------------------------------------
                                                               $ 3,253,390
---------------------------------------------------------------------------
General Obligations -- 3.5%
---------------------------------------------------------------------------
      $  300         Alpharetta, 6.50%, 5/1/10                 $   332,661
         500         Georgia State, 6.30%, 3/1/08                  551,515
         450         Paulding County School District,
                     6.625%, 2/1/08                                503,321
       1,000         Puerto Rico Aqueduct and Sewer
                     Authority, 6.25%, 7/1/12                    1,090,970
---------------------------------------------------------------------------
                                                               $ 2,478,467
---------------------------------------------------------------------------
Hospital -- 4.9%
---------------------------------------------------------------------------
      $1,000         Baldwin County Hospital Authority,
                     (Oconee Regional Medical Center),
                     5.375%, 12/1/28                           $   871,020
         800         Forsyth County, Hospital Authority
                     Revenue, (Georgia Baptist Health Care
                     System), 6.375%, 10/1/28                      740,960
       1,785         Toombs County Hospital Authority, (Dr.
                     John M. Meadows Memorial),
                     7.00%, 12/1/17                              1,875,696
---------------------------------------------------------------------------
                                                               $ 3,487,676
---------------------------------------------------------------------------
Housing -- 5.9%
---------------------------------------------------------------------------
      $  735         Atlanta Urban Residential Finance
                     Authority, (New Community John Hope),
                     7.25%, 6/1/07                             $   724,644
       1,990         Georgia Housing and Finance Authority,
                     (AMT), 5.85%, 12/1/28                       1,973,264
       1,450         Georgia Housing and Finance Authority,
                     (AMT), 6.875%, 12/1/20                      1,506,434
---------------------------------------------------------------------------
                                                               $ 4,204,342
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Industrial Development Revenue -- 18.0%
---------------------------------------------------------------------------
      $2,500         Albany Dougherty, Payroll Development
                     Authority, Solid Waste Disposal,
                     (Proctor and Gamble), (AMT),
                     5.20%, 5/15/28                            $ 2,286,375
       1,000         Brunswick and Glynn County Development
                     Authority, (Georgia-Pacific Corp.),
                     5.55%, 3/1/26                                 920,930
         500         Camden County, Joint Development
                     Authority, PCR, (Carbide Corp.),
                     5.00%, 1/1/12                                 473,115
       1,000         Cartersville Development Authority,
                     (Anheuser-Busch), (AMT), 6.125%, 5/1/27     1,011,950
       1,000         Cartersville Development Authority,
                     (Anheuser-Busch), (AMT),
                     7.375%, 5/1/09(1)                           1,153,810
       1,500         Effingham County, Solid Waste Disposal,
                     (Fort James), (AMT), 5.625%, 7/1/18         1,419,120
       1,250         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26             1,281,063
         500         Savannah Economic Development Authority,
                     (Hershey Foods), 6.60%, 6/1/12                525,630
         750         Savannah Economic Development Authority,
                     (Union Camp Corp.), 6.80%, 2/1/12             790,658
       1,190         Savannah EDA, (Intercat-Savannah, Inc.),
                     (AMT), 9.00%, 1/1/15                          920,179
       2,000         Vienna Water and Sewer, (Cargill),
                     (AMT), 6.00%, 9/1/14                        2,037,440
---------------------------------------------------------------------------
                                                               $12,820,270
---------------------------------------------------------------------------
Insured-Education -- 1.3%
---------------------------------------------------------------------------
      $1,000         Fulton County, Development Authority,
                     (Georgia Technology Research Corp.),
                     (MBIA), 5.00%, 9/1/27                     $   903,290
---------------------------------------------------------------------------
                                                               $   903,290
---------------------------------------------------------------------------
Insured-Electric Utilities -- 7.9%
---------------------------------------------------------------------------
      $1,000         Georgia Municipal Electric Power
                     Authority, (FGIC), 5.50%, 1/1/12          $ 1,018,310
         750         Georgia Municipal Electric Power
                     Authority, (MBIA), 0.00%, 1/1/07              522,878
       3,100         Georgia Municipal Electric Power
                     Authority, (MBIA), 5.50%, 1/1/20            3,115,251
         900         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(2)                                     975,375
---------------------------------------------------------------------------
                                                               $ 5,631,814
---------------------------------------------------------------------------
Insured-Hospital -- 10.3%
---------------------------------------------------------------------------
      $1,500         Cobb County, Hospital Authority,
                     (AMBAC), 4.75%, 4/1/26                    $ 1,268,985
       2,225         Gainsville and Hall County, (North East
                     Healthcare), (MBIA), 6.00%, 10/1/25         2,264,027
       2,000         Medical Center Hospital Authority,
                     (Columbus Regional Healthcare), (MBIA),
                     6.40%, 8/1/06                               2,138,960
       1,500         Medical Center, Hospital Authority
                     Floats, (MBIA), Variable Rate, 8/1/10(2)    1,676,250
---------------------------------------------------------------------------
                                                               $ 7,348,222
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Housing -- 1.5%
---------------------------------------------------------------------------
      $1,145         Macon, Multifamily Housing Authority,
                     (Riverside Gardens), (MBIA),
                     5.40%, 1/1/24                             $ 1,099,269
---------------------------------------------------------------------------
                                                               $ 1,099,269
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.5%
---------------------------------------------------------------------------
      $1,000         East Point Building Authority, (FGIC),
                     6.00%, 2/1/10                             $ 1,058,080
---------------------------------------------------------------------------
                                                               $ 1,058,080
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.3%
---------------------------------------------------------------------------
      $1,000         George L. Smith, (Georgia World Congress
                     Center-Domed Stadium), (MBIA), (AMT),
                     5.50%, 7/1/20(4)                          $   935,530
       1,000         Metropolitan Atlanta Rapid Transit
                     Authority, (AMBAC), 6.25%, 7/1/11           1,095,090
       1,000         Metropolitan Atlanta Rapid Transit
                     Authority, (AMBAC), 6.25%, 7/1/20           1,086,360
         700         Puerto Rico Infrastructure Financing
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(2)                                     524,818
       1,000         Puerto Rico Public Finance Corp.,
                     (AMBAC), Variable Rate, 6/1/26(2)(3)          838,340
---------------------------------------------------------------------------
                                                               $ 4,480,138
---------------------------------------------------------------------------
Insured-Transportation -- 2.2%
---------------------------------------------------------------------------
      $1,500         Atlanta, Metropolitan Rapid
                     Transportation Authority, (MBIA),
                     Variable Rate, 7/1/20(2)(3)               $ 1,299,225
         750         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 0.00%, 7/1/18             267,975
---------------------------------------------------------------------------
                                                               $ 1,567,200
---------------------------------------------------------------------------
Insured-Water and Sewer -- 8.3%
---------------------------------------------------------------------------
      $1,000         Cherokee County, Water and Sewer
                     Authority, (FGIC), 4.75%, 8/1/28          $   848,020
       1,975         Cherokee County, Water and Sewer
                     Authority, (MBIA), 6.875%, 8/1/13(1)        2,097,746
       3,500         Fulton County, Water and Sewer, (FGIC),
                     4.75%, 1/1/28                               2,989,349
---------------------------------------------------------------------------
                                                               $ 5,935,115
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.9%
---------------------------------------------------------------------------
      $2,300         Fulton County, Building Authority,
                     Judicial Center, 0.00%, 1/1/10            $ 1,339,612
---------------------------------------------------------------------------
                                                               $ 1,339,612
---------------------------------------------------------------------------
Miscellaneous -- 1.5%
---------------------------------------------------------------------------
      $1,000         Atlanta, Downtown Development Authority,
                     Childcare Facilities, (Central Atlanta
                     Hospitality Childcare Inc.),
                     8.00%, 1/1/26                             $ 1,077,190
---------------------------------------------------------------------------
                                                               $ 1,077,190
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
---------------------------------------------------------------------------
      $1,485         De Kalb County, Private Hospital
                     Authority, (Atlanta, Inc.),
                     8.50%, 3/1/25(1)                          $   742,500
---------------------------------------------------------------------------
                                                               $   742,500
---------------------------------------------------------------------------
Solid Waste -- 1.4%
---------------------------------------------------------------------------
      $1,000         Savannah Resource Recovery, (Savannah
                     Energy Systems Co.), 6.30%, 12/1/06       $ 1,042,490
---------------------------------------------------------------------------
                                                               $ 1,042,490
---------------------------------------------------------------------------
Transportation -- 4.7%
---------------------------------------------------------------------------
      $3,750         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                  $ 3,334,199
---------------------------------------------------------------------------
                                                               $ 3,334,199
---------------------------------------------------------------------------
Water and Sewer -- 1.3%
---------------------------------------------------------------------------
      $1,000         De Kalb County, Water and Sewer,
                     5.00%, 10/1/28                            $   899,140
---------------------------------------------------------------------------
                                                               $   899,140
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $71,244,303)                               $71,337,499
---------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 40.1% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.4% to 22.5% of total investments.
(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 3.4%
---------------------------------------------------------------------------
      $3,000         Kenton County, (Highland Terrace),
                     (AMT), FHA, 6.95%, 12/1/26                $ 3,263,730
---------------------------------------------------------------------------
                                                               $ 3,263,730
---------------------------------------------------------------------------
Electric Utilities -- 1.9%
---------------------------------------------------------------------------
      $3,500         Puerto Rico Electric Power Authority,
                     0.00%, 7/1/17                             $ 1,291,325
         500         Puerto Rico Electric Power Authority,
                     5.50%, 7/1/25                                 484,225
---------------------------------------------------------------------------
                                                               $ 1,775,550
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.9%
---------------------------------------------------------------------------
      $1,000         Elsmmere, (Courtaulds Pkg, Inc.),
                     Prerefunded to 4/1/05, 6.75%, 4/1/10      $ 1,109,550
       1,200         Florence, Housing Facilities, (Blue
                     Grass Housing), Prerefunded to 7/1/07,
                     7.625%, 5/1/27                              1,412,772
       2,000         Louisville and Jefferson County,
                     Metropolitan Sewer District, (AMBAC),
                     Prerefunded to 11/15/04, 6.75%, 5/15/25     2,242,800
       1,250         Puerto Rico Electric Power Authority,
                     Prerefunded to 7/1/04, 6.375%, 7/1/24       1,378,625
       1,600         Puerto Rico Telephone Authority, (MBIA),
                     Prerefunded to 1/1/03, Variable Rate,
                     1/16/15(1)                                  1,724,000
         545         Russell, Health Systems, Prerefunded to
                     7/1/06, 8.10%, 7/1/15                         649,253
---------------------------------------------------------------------------
                                                               $ 8,517,000
---------------------------------------------------------------------------
General Obligations -- 2.3%
---------------------------------------------------------------------------
      $1,000         Lexington-Fayette Urban County, (County
                     Detention Center), 4.75%, 5/1/20          $   883,770
       1,100         Louisville, 4.50%, 12/1/18                    935,946
       1,125         Puerto Rico, 0.00%, 7/1/17                    415,069
---------------------------------------------------------------------------
                                                               $ 2,234,785
---------------------------------------------------------------------------
Hospital -- 0.5%
---------------------------------------------------------------------------
      $  430         Russell, Health Systems, 8.10%, 7/1/15    $   496,057
---------------------------------------------------------------------------
                                                               $   496,057
---------------------------------------------------------------------------
Housing -- 6.3%
---------------------------------------------------------------------------
      $1,405         Boone County, Multifamily Housing
                     Mortgage, (Walnut Creek Apartments),
                     FHA, 7.00%, 1/1/27                        $ 1,465,738
       2,000         Kentucky Housing Corp., MFMR, (AMT),
                     6.30%, 1/1/28                               2,075,160
       2,000         Kentucky Housing Corp., SFMR, (AMT),
                     6.25%, 7/1/28                               2,060,080

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
      $  365         Kentucky Housing Corp., SFMR, FHA,
                     (AMT), 7.45%, 1/1/23                      $   380,308
---------------------------------------------------------------------------
                                                               $ 5,981,286
---------------------------------------------------------------------------
Industrial Development Revenue -- 24.5%
---------------------------------------------------------------------------
      $2,425         Ashland, Solid Waste Disposal, (Ashland
                     Oil), (AMT), 7.125%, 2/1/22               $ 2,575,059
       2,355         Ashland, Solid Waste Disposal, (Ashland
                     Oil), (AMT), 7.20%, 10/1/20                 2,480,192
       3,075         Fulton County, Industrial Building,
                     (Chic Jeans), (AMT), 7.50%, 2/1/10          3,069,650
       1,500         Hancock County, (Southwire Co.), (AMT),
                     7.75%, 7/1/26                               1,563,855
       2,370         Hancock County, Solid Waste Disposal,
                     (Williamette Corp.), (AMT),
                     6.60%, 5/1/26                               2,528,221
       3,000         Henderson County, Solid Waste Disposal,
                     (MacMillan Bloedel), (AMT),
                     7.00%, 3/1/25                               3,156,540
       1,000         Jefferson County, Pollution Control,
                     (E.I. du Pont de Nemours),
                     6.30%, 7/1/12                               1,061,440
         985         Owensboro County, (KMart Corp.),
                     6.80%, 12/1/07                              1,020,519
       1,500         Perry County, Solid Waste Disposal, (TJI
                     International), (AMT), 6.80%, 5/1/26        1,591,140
         915         Powderly, (KMart Corp.), 6.90%, 3/1/07        955,050
         500         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.30%, 6/1/23               510,185
       2,820         Wickliffe, Solid Waste Disposal,
                     (Westvaco Corp.), (AMT), 6.375%, 4/1/26     2,950,538
---------------------------------------------------------------------------
                                                               $23,462,389
---------------------------------------------------------------------------
Insured-Education -- 0.8%
---------------------------------------------------------------------------
      $  700         Northern Kentucky University Educational
                     Buildings, (AMBAC), 6.25%, 5/1/12         $   748,055
---------------------------------------------------------------------------
                                                               $   748,055
---------------------------------------------------------------------------
Insured-General Obligations -- 1.3%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Commonwealth, Public
                     Improvement, (AMBAC), 4.50%, 7/1/23       $ 1,262,535
---------------------------------------------------------------------------
                                                               $ 1,262,535
---------------------------------------------------------------------------
Insured-Hospital -- 9.2%
---------------------------------------------------------------------------
      $2,500         Daviess County, (ODCH, Inc.), (MBIA),
                     6.25%, 8/1/22                             $ 2,595,475
       2,500         Jefferson County, Health Facilities
                     Authority, (Jewish Hospital), (AMBAC),
                     6.50%, 5/1/15                               2,648,725
         750         Jefferson County, Health Facilities
                     Authority, (Jewish Hospital), (AMBAC),
                     6.55%, 5/1/22                                 795,548
       2,500         Jefferson County, Health Facilities
                     Authority, (MBIA), (Alliant Health
                     System), 5.125%, 10/1/27                    2,249,825

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Hospital (continued)
---------------------------------------------------------------------------
      $  500         Jefferson County, Health Facilities
                     Authority, (University Medical Center),
                     (MBIA), 5.25%, 7/1/22                     $   465,095
---------------------------------------------------------------------------
                                                               $ 8,754,668
---------------------------------------------------------------------------
Insured-Transportation -- 13.5%
---------------------------------------------------------------------------
      $1,000         Kenton County Airport, (FSA), (AMT),
                     6.30%, 3/1/15                             $ 1,042,990
       3,000         Kenton County Airport, (MBIA), (AMT),
                     6.30%, 3/1/15                               3,154,230
       1,195         Kenton County Airport, (MBIA), (AMT),
                     6.45%, 3/1/15                               1,275,304
       1,000         Kentucky EDA, (State Turnpike
                     Revitalization), (FGIC), 0.00%, 7/1/10        584,200
       1,300         Louisville and Jefferson County,
                     Regional Airport Authority, (MBIA),
                     (AMT), 5.00%, 7/1/25                        1,148,095
       3,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 0.00%, 7/1/16           1,209,480
       5,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 0.00%, 7/1/18           1,786,500
       3,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 5.00%, 7/1/28           2,745,720
---------------------------------------------------------------------------
                                                               $12,946,519
---------------------------------------------------------------------------
Insured-Water and Sewer -- 8.6%
---------------------------------------------------------------------------
      $2,000         Kenton County, Water District
                     Waterworks, (FGIC), 6.00%, 2/1/17         $ 2,078,000
       2,000         Louisville and Jefferson County,
                     Metropolitan Sewer District and Drainage
                     System Revenue, (FGIC), 4.75%, 5/15/28      1,696,840
       1,000         Louisville and Jefferson County,
                     Metropolitan Sewer District, (MBIA),
                     5.20%, 5/15/25                                929,700
       3,415         Louisville and Jefferson County,
                     Metropolitan Sewer District, (MBIA),
                     6.25%, 5/15/26                              3,566,727
---------------------------------------------------------------------------
                                                               $ 8,271,267
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.6%
---------------------------------------------------------------------------
      $4,990         Jefferson County, (Capital Projects
                     Corp.), 0.00%, 8/15/15                    $ 2,000,940
       1,000         Kenton County, (Public Properties
                     Corp.), 5.00%, 3/1/29                         893,410
       1,030         Kentucky, League of Cities Funding
                     Trust, Floating Indebtedness
                     Certificates of Participation,
                     6.15%, 8/1/13                               1,084,940
       1,000         Mount Sterling, Lease, 6.15%, 3/1/13        1,034,560
       3,000         Mount Sterling, Lease, 6.20%, 3/1/18        3,079,200
       2,000         Owensboro County, Airport Lease,
                     5.875%, 6/1/15                              2,009,660
---------------------------------------------------------------------------
                                                               $10,102,710
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Solid Waste -- 1.3%
---------------------------------------------------------------------------
      $1,200         Morgantown, Solid Waste Revenue, (AMT),
                     7.45%, 5/1/22                             $ 1,228,596
---------------------------------------------------------------------------
                                                               $ 1,228,596
---------------------------------------------------------------------------
Special Tax Revenue -- 0.2%
---------------------------------------------------------------------------
      $  250         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)    $   208,290
---------------------------------------------------------------------------
                                                               $   208,290
---------------------------------------------------------------------------
Transportation -- 6.0%
---------------------------------------------------------------------------
      $3,400         Kenton County Airport, (Delta Airlines),
                     (AMT), 6.125%, 2/1/22                     $ 3,328,837
       1,500         Kenton County Airport, (Delta Airlines),
                     (AMT), 7.125%, 2/1/21                       1,584,690
         250         Kenton County Airport, (Delta Airlines),
                     (AMT), 7.50%, 2/1/12                          265,365
         500         Kenton County Airport, (Delta Airlines),
                     (AMT), 7.50%, 2/1/20                          530,730
---------------------------------------------------------------------------
                                                               $ 5,709,622
---------------------------------------------------------------------------
Water and Sewer -- 0.7%
---------------------------------------------------------------------------
      $  650         Harden County, Water District,
                     6.50%, 9/1/12                             $   695,533
---------------------------------------------------------------------------
                                                               $   695,533
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $92,608,640)                               $95,658,592
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 17.9% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Electric Utilities -- 2.9%
---------------------------------------------------------------------------
      $2,500         Puerto Rico Electric Power Authority,
                     0.00%, 7/1/17                             $   922,375
---------------------------------------------------------------------------
                                                               $   922,375
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.0%
---------------------------------------------------------------------------
      $2,475         Jefferson Parish, Home Mortgage
                     Authority, Single Family, (FGIC),
                     Escrowed to Maturity, 0.00%, 5/1/17       $   906,023
         100         Louisiana Public Facilities Authority,
                     (Our Lady of the Lake Medical Center),
                     (MBIA), Prerefunded to 5/31/02, Variable
                     Rate, 12/1/14(1)                              109,875
         250         Puerto Rico, "RIBS", (AMBAC),
                     Prerefunded to 7/1/02, Variable Rate,
                     7/1/15(1)(2)                                  280,045
---------------------------------------------------------------------------
                                                               $ 1,295,943
---------------------------------------------------------------------------
Hospital -- 7.7%
---------------------------------------------------------------------------
      $1,000         Lafourche Parish, Hospital Service
                     District, 6.00%, 10/1/23                  $   979,990
         730         Louisiana Public Facilities Authority,
                     (General Health Systems),
                     6.80%, 11/1/16                                770,902
         500         Louisiana Public Facilities Authority,
                     (Tuoro Infirmary), 5.625%, 8/15/29            457,895
         250         Saint Tammany Parish, Hospital Service
                     District, 6.50%, 7/1/22                       268,140
---------------------------------------------------------------------------
                                                               $ 2,476,927
---------------------------------------------------------------------------
Housing -- 17.5%
---------------------------------------------------------------------------
      $  300         Guam Housing Corp., Single Family,
                     5.75%, 9/1/31                             $   292,716
         475         Louisiana HFA, Single Family,
                     6.375%, 12/1/27                               491,540
         560         Louisiana HFA, Single Family, (GNMA),
                     (AMT), 6.30%, 12/1/27                         576,234
         915         Louisiana HFA, Single Family, (GNMA),
                     (AMT), 8.00%, 3/1/25                        1,017,700
       2,000         Louisiana HFA, Single Family,
                     (GNMA/FNMA), 0.00%, 6/1/27                    404,840
         500         Louisiana HFA, Single Family,
                     (GNMA/FNMA), (AMT), 6.55%, 12/1/26            518,665
         400         Louisiana Public Facilities Authority,
                     (Eden Point), 6.25%, 3/1/34                   376,920
       1,890         New Orleans Home Mortgage Authority,
                     Single Family, (GNMA/FNMA), (AMT),
                     6.30%, 6/1/28                               1,975,673
---------------------------------------------------------------------------
                                                               $ 5,654,288
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Industrial Development Revenue -- 13.7%
---------------------------------------------------------------------------
      $1,000         Bastrop, (International Paper Co.),
                     (AMT), 6.60%, 3/1/19                      $ 1,046,860
       1,000         East Baton Rouge Parish,
                     (Georgia-Pacific Corp.), (AMT),
                     5.35%, 9/1/11                                 941,210
       1,000         Louisiana Offshore Terminal Authority,
                     Deepwater Port Revenue, (Loop, LLC),
                     5.20%, 10/1/18                                926,350
       1,000         Saint Bernard Parish, (Mobil Oil),
                     5.90%, 11/1/26                              1,017,960
         500         South Louisiana Port Commission,
                     (Cargill, Inc.), 5.85%, 4/1/17                502,335
---------------------------------------------------------------------------
                                                               $ 4,434,715
---------------------------------------------------------------------------
Insured-Economic Development Revenue -- 1.3%
---------------------------------------------------------------------------
      $  500         Louisiana Government Environmental
                     Facilities and Community Development
                     Authority Revenue, (Capital and
                     Equipment Acquisition), (AMBAC),
                     4.50%, 12/1/18                            $   428,025
---------------------------------------------------------------------------
                                                               $   428,025
---------------------------------------------------------------------------
Insured-Education -- 6.2%
---------------------------------------------------------------------------
      $  750         Louisiana Public Facilities Authority,
                     (Dillard University), (AMBAC),
                     5.00%, 2/1/28                             $   669,278
         250         Louisiana Public Facilities Authority,
                     (Tulane University), (MBIA),
                     5.00%, 11/15/27                               223,100
       1,100         Louisiana State University, (FGIC),
                     5.75%, 7/1/14                               1,113,838
---------------------------------------------------------------------------
                                                               $ 2,006,216
---------------------------------------------------------------------------
Insured-Electric Utilities -- 2.1%
---------------------------------------------------------------------------
      $1,750         Puerto Rico Electric Power Authority,
                     (MBIA), 0.00%, 7/1/17                     $   663,845
---------------------------------------------------------------------------
                                                               $   663,845
---------------------------------------------------------------------------
Insured-General Obligations -- 10.3%
---------------------------------------------------------------------------
      $3,000         New Orleans, (AMBAC), 0.00%, 9/1/15       $ 1,230,150
       4,000         New Orleans, (AMBAC), 0.00%, 9/1/16         1,538,560
       1,500         New Orleans, (AMBAC), 0.00%, 9/1/17           541,620
---------------------------------------------------------------------------
                                                               $ 3,310,330
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Hospital -- 4.5%
---------------------------------------------------------------------------
      $1,000         Ouachita Parish, (Glenwood Medical
                     Center), (FSA), 5.75%, 5/15/21            $   990,730
         500         Terrebonne Parish, Hospital Service
                     District No. 1, (Terrebonne General
                     Medical Center), (AMBAC),
                     5.375%, 4/1/28                                468,170
---------------------------------------------------------------------------
                                                               $ 1,458,900
---------------------------------------------------------------------------
Insured-Housing -- 0.1%
---------------------------------------------------------------------------
      $  195         East Baton Rouge Mortgage Finance
                     Authority, Single Family, (MBIA),
                     (GNMA/FNMA), 0.00%, 10/1/15               $    33,717
---------------------------------------------------------------------------
                                                               $    33,717
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.5%
---------------------------------------------------------------------------
      $  345         Baton Rouge, Public Improvement, (FGIC),
                     4.75%, 8/1/17                             $   307,247
         500         Lafayette Parish, School District,
                     (FGIC), 4.60%, 4/1/18                         434,075
         500         Louisiana Stadium and Exposition,
                     (FGIC), 5.00%, 7/1/26                         447,425
         350         Puerto Rico Infrastructure Financing
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(1)                                     262,409
---------------------------------------------------------------------------
                                                               $ 1,451,156
---------------------------------------------------------------------------
Senior Living / Life Care -- 13.8%
---------------------------------------------------------------------------
      $  500         Louisiana HFA, (HCC Assisted Living
                     Group 1), (AMT), 9.00%, 3/1/25            $   543,775
         500         Louisiana HFA, (Saint Dominic Assisted
                     Care Facility), (GNMA), 6.85%, 9/1/25         532,230
       1,995         Louisiana HFA, (Saint Joseph's Manor
                     Retirement Center), (GNMA),
                     7.80%, 12/1/35                              2,185,861
       1,150         Louisiana PFA, (Glen Retirement System),
                     6.70%, 12/1/25                              1,188,353
---------------------------------------------------------------------------
                                                               $ 4,450,219
---------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
---------------------------------------------------------------------------
      $  450         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)    $   374,922
---------------------------------------------------------------------------
                                                               $   374,922
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Transportation -- 10.2%
---------------------------------------------------------------------------
      $  500         Mississippi River Bridge Authority,
                     Bridge Revenue, 6.75%, 11/1/12            $   538,655
       1,700         Puerto Rico Highway and Transportation
                     Authority, 4.75%, 7/1/38                    1,438,081
       1,500         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/38                    1,326,930
---------------------------------------------------------------------------
                                                               $ 3,303,666
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $32,434,698)                               $32,265,244
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 33.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.1% to 16.8% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Cogeneration -- 1.4%
---------------------------------------------------------------------------
      $1,250         Maryland Energy Cogeneration, (AES
                     Warrior Run), (AMT), 7.40%, 9/1/19        $ 1,326,913
---------------------------------------------------------------------------
                                                               $ 1,326,913
---------------------------------------------------------------------------
Education -- 4.2%
---------------------------------------------------------------------------
      $1,500         Annapolis, EDA, (Saint Johns College),
                     5.50%, 10/1/23                            $ 1,409,550
       1,000         Maryland EDA, (Collegiate Housing -
                     Courtyard), 5.75%, 6/1/24                     953,030
         750         Maryland EDA, (Collegiate Housing -
                     Salisbury), 6.00%, 6/1/30                     727,418
         500         Montgomery County, EDA, (Bullis School),
                     5.60%, 11/1/18                                483,150
         350         Montgomery County, EDA, (Bullis School),
                     5.60%, 11/1/22                                336,585
---------------------------------------------------------------------------
                                                               $ 3,909,733
---------------------------------------------------------------------------
Electric Utilities -- 7.0%
---------------------------------------------------------------------------
      $1,500         Calvert, Pollution Control Revenue,
                     (Baltimore Gas and Electric Co.),
                     5.55%, 7/15/14                            $ 1,504,215
       2,000         Guam Power Authority, 5.25%, 10/1/13        1,912,620
         750         Guam Power Authority, 6.625%, 10/1/14         836,715
       2,225         Prince George's County, Pollution
                     Control Revenue, (Potomac Electric),
                     6.375%, 1/15/23                             2,317,249
---------------------------------------------------------------------------
                                                               $ 6,570,799
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.2%
---------------------------------------------------------------------------
      $1,125         Baltimore, SFMR, (Inner Harbor),
                     Escrowed to Maturity, 8.00%, 12/1/10      $ 1,393,807
       1,250         Maryland HEFA, (Howard County General
                     Hospital), Escrowed to Maturity,
                     5.50%, 7/1/25                               1,246,888
       2,500         Maryland HEFA, (Union Hospital of
                     Cecil), Prerefunded to 7/1/02,
                     6.70%, 7/1/22                               2,703,625
       1,365         Maryland HEFA, (Washington Community
                     Hospital), (AMBAC), Prerefunded to
                     7/1/02, 6.375%, 7/1/22                      1,467,129
---------------------------------------------------------------------------
                                                               $ 6,811,449
---------------------------------------------------------------------------
General Obligations -- 2.2%
---------------------------------------------------------------------------
      $1,000         Baltimore County, 4.75%, 7/1/13           $   947,900
         600         Puerto Rico, 0.00%, 7/1/16                    235,254
         500         Puerto Rico, 0.00%, 7/1/18                    173,810

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

General Obligations (continued)
---------------------------------------------------------------------------
      $  500         Washington, Suburban Sanitary District,
                     5.625%, 6/1/21                            $   498,085
         190         Worcester, Sanitary District,
                     6.55%, 8/15/17                                203,146
---------------------------------------------------------------------------
                                                               $ 2,058,195
---------------------------------------------------------------------------
Hospital -- 9.6%
---------------------------------------------------------------------------
      $  470         Berlin, (Atlantic General Hospital),
                     8.375%, 6/1/22                            $   496,156
         900         Maryland HEFA, (Calvert Memorial
                     Hospital), 5.00%, 7/1/28                      804,852
       1,000         Maryland HEFA, (Doctors Community
                     Hospital), 5.50%, 7/1/24                      893,250
       1,175         Maryland HEFA, (Good Samaritan
                     Hospital), 5.75%, 7/1/19                    1,204,669
       3,000         Maryland HEFA, (Johns Hopkins Hospital),
                     4.50%, 5/15/35                              2,447,250
       1,000         Maryland HEFA, (Kennedy Krieger Issue),
                     5.125%, 7/1/22                                855,430
       1,355         Prince George's County, (Greater
                     SouthEast Healthcare System),
                     6.375%, 1/1/13                                609,750
       3,800         Prince George's County, (Greater
                     SouthEast Healthcare System),
                     6.375%, 1/1/23                              1,710,000
---------------------------------------------------------------------------
                                                               $ 9,021,357
---------------------------------------------------------------------------
Housing -- 11.2%
---------------------------------------------------------------------------
      $1,000         Maryland Community Development
                     Administration Multifamily, FHA, (AMT),
                     6.70%, 5/15/36                            $ 1,060,270
       2,985         Maryland Community Development
                     Administration Single Family, (AMT),
                     6.75%, 4/1/26                               3,087,087
         780         Maryland Community Development
                     Administration Single Family, (AMT),
                     6.80%, 4/1/22                                 813,680
         740         Maryland Community Development
                     Administration Single Family, (AMT),
                     6.80%, 4/1/24                                 771,953
       1,000         Montgomery County, Housing Opportunities
                     Commission, SFMR, 0.00%, 7/1/28               200,030
       2,390         Montgomery County, Housing Opportunities
                     Commission, SFMR, (AMT), 6.05%, 7/1/27      2,434,072
       2,160         Prince George's County, Housing
                     Authority, (Langely Gardens), (AMT),
                     5.875%, 2/20/39                             2,151,727
---------------------------------------------------------------------------
                                                               $10,518,819
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Industrial Development Revenue -- 8.8%
---------------------------------------------------------------------------
      $1,350         Allegany, Pollution Control Revenue,
                     (Westvaco Corp.), 6.20%, 1/1/08           $ 1,445,729
       2,000         Baltimore, Port Facilities,
                     (Consolidated Coal Sales Co. - E.I. du
                     Pont de Nemours), 6.50%, 12/1/10            2,146,100
       2,000         Baltimore, Port Facilities,
                     (Consolidated Coal Sales Co. - E.I. du
                     Pont de Nemours), 6.50%, 10/1/11            2,141,260
       1,425         Frederick, EDA, (Cargill, Inc.),
                     6.30%, 11/1/09                              1,526,275
       1,000         Maryland EDA, (AFCO Cargo),
                     6.50%, 7/1/24                               1,001,700
---------------------------------------------------------------------------
                                                               $ 8,261,064
---------------------------------------------------------------------------
Insured-Education -- 6.6%
---------------------------------------------------------------------------
      $  460         Maryland HEFA, (College Of Notre Dame),
                     (MBIA), 5.30%, 10/1/18                    $   451,692
       4,600         Maryland HEFA, (Loyola College), (MBIA),
                     5.375%, 10/1/26                             4,471,981
       1,200         Morgan State University, Academic and
                     Facilities, (MBIA), 6.10%, 7/1/20           1,286,196
---------------------------------------------------------------------------
                                                               $ 6,209,869
---------------------------------------------------------------------------
Insured-Electric Utilities -- 1.2%
---------------------------------------------------------------------------
      $  250         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(1)                                 $   270,938
       1,000         Puerto Rico Electric Power Authority,
                     (FSA), 4.75%, 7/1/21                          889,550
---------------------------------------------------------------------------
                                                               $ 1,160,488
---------------------------------------------------------------------------
Insured-General Obligations -- 4.0%
---------------------------------------------------------------------------
      $3,950         Baltimore County, (FSA),
                     5.25%, 10/15/20                           $ 3,786,825
---------------------------------------------------------------------------
                                                               $ 3,786,825
---------------------------------------------------------------------------
Insured-Hospital -- 7.8%
---------------------------------------------------------------------------
      $  350         Calvert County, EDA, (Asbury - Solomons
                     Facility), (MBIA), 5.00%, 1/1/27          $   318,262
       3,000         Maryland HEFA, (Helix Health Issue),
                     (AMBAC), 5.00%, 7/1/27                      2,772,840
         990         Maryland HEFA, (Johns Hopkins
                     Medicine-Howard County General Hospital
                     Acquisition), (MBIA), 5.00%, 7/1/29           902,276
       3,150         Puerto Rico ITEM & EC, (Auxilio Mutuo
                     Obligated Group), (MBIA), 6.25%, 7/1/24     3,332,542
---------------------------------------------------------------------------
                                                               $ 7,325,920
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Housing -- 0.6%
---------------------------------------------------------------------------
      $  500         Prince George's County, (Keystone
                     Apartments), FHA, (MBIA), 6.80%, 7/1/25   $   523,935
---------------------------------------------------------------------------
                                                               $   523,935
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.5%
---------------------------------------------------------------------------
      $1,000         Maryland Stadium Authority, (AMBAC),
                     5.60%, 3/1/14                             $ 1,014,970
       1,300         Maryland Stadium Authority, (AMBAC),
                     5.80%, 3/1/26                               1,320,917
---------------------------------------------------------------------------
                                                               $ 2,335,887
---------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 3.8%
---------------------------------------------------------------------------
      $3,850         Maryland HEFA, (Medlantic/Helix Issue),
                     (AMBAC), 5.25%, 8/15/38                   $ 3,541,884
---------------------------------------------------------------------------
                                                               $ 3,541,884
---------------------------------------------------------------------------
Insured-Solid Waste -- 5.6%
---------------------------------------------------------------------------
      $5,000         NE Maryland Solid Waste Disposal,
                     (MBIA), (AMT), 6.30%, 7/1/16              $ 5,264,299
---------------------------------------------------------------------------
                                                               $ 5,264,299
---------------------------------------------------------------------------
Insured-Transportation -- 4.5%
---------------------------------------------------------------------------
      $2,000         Baltimore, International Airport,
                     (FGIC), (AMT), 6.25%, 7/1/14              $ 2,092,980
       1,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 5.00%, 7/1/28             915,240
       1,250         Washington, D.C., Metro Area
                     Transportation, (FGIC), 5.25%, 7/1/14       1,234,075
---------------------------------------------------------------------------
                                                               $ 4,242,295
---------------------------------------------------------------------------
Insured-Water and Sewer -- 6.4%
---------------------------------------------------------------------------
      $1,000         Baltimore, Wastewater, (FGIC),
                     5.00%, 7/1/22                             $   926,170
       1,000         Baltimore, Wastewater, (FGIC),
                     5.50%, 7/1/26                                 995,050
       2,000         Baltimore, Wastewater, (MBIA),
                     5.65%, 7/1/20                               2,036,760
       2,100         Baltimore, Water, (FGIC), 5.50%, 7/1/26     2,089,605
---------------------------------------------------------------------------
                                                               $ 6,047,585
---------------------------------------------------------------------------
Solid Waste -- 1.9%
---------------------------------------------------------------------------
      $2,000         Northeast Waste Disposal Authority,
                     Resources Recovery Revenue, (Baltimore
                     Resco Retrofit), (AMT), 4.75%, 1/1/12     $ 1,746,100
---------------------------------------------------------------------------
                                                               $ 1,746,100
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Special Tax Revenue -- 1.9%
---------------------------------------------------------------------------
      $1,000         Frederick County, Urbana Community
                     Development Authority, 6.625%, 7/1/25     $   973,380
       1,000         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)        833,160
---------------------------------------------------------------------------
                                                               $ 1,806,540
---------------------------------------------------------------------------
Transportation -- 0.5%
---------------------------------------------------------------------------
      $  500         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                  $   444,560
---------------------------------------------------------------------------
                                                               $   444,560
---------------------------------------------------------------------------
Water and Sewer -- 1.1%
---------------------------------------------------------------------------
      $1,000         Maryland Water Quality Financing
                     Administration Revolving Loan Fund,
                     6.55%, 9/1/14                             $ 1,061,780
---------------------------------------------------------------------------
                                                               $ 1,061,780
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $96,301,744)                               $93,976,296
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 44.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 5.3% to 19.8% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.7%
---------------------------------------------------------------------------
      $  875         Kansas City IDA, (Kingswood United
                     Methodist Manor), Prerefunded to
                     11/15/03, 9.00%, 11/15/13                 $ 1,032,439
       1,000         Lake of The Ozarks, (Community Bridge
                     Corp.), Prerefunded to 12/1/06,
                     6.40%, 12/1/25                              1,119,260
       1,005         Missouri HEFA, (Lake of the Ozarks
                     General Hospital), Prerefunded to
                     2/15/06, 6.50%, 2/15/21                     1,114,535
         575         Missouri HEFA, (Saint Louis Children's),
                     (MBIA), Escrowed to Maturity,
                     0.00%, 5/15/08                                370,277
         500         Puerto Rico, "RIBS", (AMBAC),
                     Prerefunded to 7/1/02, Variable Rate,
                     7/1/15(1)(2)                                  560,090
       1,000         Saint Louis County, Mortgage Revenue,
                     (GNMA), (AMT), Escrowed to Maturity,
                     5.40%, 1/1/16                                 982,360
---------------------------------------------------------------------------
                                                               $ 5,178,961
---------------------------------------------------------------------------
Hospital -- 16.2%
---------------------------------------------------------------------------
      $3,250         Missouri HEFA, (Barnes Jewish
                     Christian), 5.25%, 5/15/14                $ 3,184,544
       1,500         Missouri HEFA, (Childrens Mercy
                     Hospital), 5.30%, 5/15/28                   1,335,420
       1,000         Missouri HEFA, (Freeman Health Systems),
                     5.25%, 2/15/18                                910,720
         750         Missouri HEFA, (Jefferson Memorial
                     Hospital), 6.00%, 8/15/23                     719,663
       1,900         Missouri HEFA, (Jefferson Memorial
                     Hospital), 6.80%, 5/15/25                   1,994,259
         495         Missouri HEFA, (Lake of the Ozarks
                     General Hospital), 6.50%, 2/15/21             507,781
       1,250         Taney County IDA, (The Skaggs Community
                     Hospital Association), 5.30%, 5/15/18       1,144,438
       1,250         West Plains IDA, (Ozarks Medical
                     Center), 5.65%, 11/15/22                    1,113,875
---------------------------------------------------------------------------
                                                               $10,910,700
---------------------------------------------------------------------------
Housing -- 3.2%
---------------------------------------------------------------------------
      $  795         Missouri Housing Development Authority,
                     SFMR, (GNMA), 6.45%, 9/1/27               $   820,718
         485         Missouri Housing Development Authority,
                     SFMR, (GNMA), (AMT), 6.75%, 6/1/24            503,226
         770         Missouri Housing Development Authority,
                     SFMR, (GNMA), (AMT), 7.25%, 9/1/26            842,896
---------------------------------------------------------------------------
                                                               $ 2,166,840
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue -- 16.0%
---------------------------------------------------------------------------
      $1,035         Jefferson County, (Kmart Corp.),
                     6.40%, 8/1/08                             $ 1,052,471
       1,255         Kansas City IDA, (Airline Cargo
                     Facilities), 8.50%, 1/1/17                  1,371,175
       2,500         Missouri Development Finance Authority,
                     Solid Waste Disposal, (Proctor and
                     Gamble Paper Products), (AMT),
                     5.20%, 3/15/29                              2,303,950
       1,200         Missouri Environmental Improvement and
                     Energy Resources Authority, (American
                     Cyanamid Company), 5.80%, 9/1/09            1,260,372
       1,000         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26             1,024,850
       3,750         Saint Louis IDA, (Anheuser-Busch),
                     (AMT), 5.875%, 11/1/26                      3,729,487
---------------------------------------------------------------------------
                                                               $10,742,305
---------------------------------------------------------------------------
Insured-Education -- 2.2%
---------------------------------------------------------------------------
      $1,750         Missouri HEFA, (St. Louis University
                     High School), (AMBAC), 4.75%, 10/1/24     $ 1,505,508
---------------------------------------------------------------------------
                                                               $ 1,505,508
---------------------------------------------------------------------------
Insured-Electric Utilities -- 7.3%
---------------------------------------------------------------------------
      $4,400         Missouri Environmental Improvement and
                     Energy Resources Authority, (Union
                     Electric), (AMBAC), (AMT),
                     5.45%, 10/1/28                            $ 4,163,939
         700         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(1)                                     758,625
---------------------------------------------------------------------------
                                                               $ 4,922,564
---------------------------------------------------------------------------
Insured-General Obligations -- 2.0%
---------------------------------------------------------------------------
      $  500         Puerto Rico, (FSA), Variable Rate,
                     7/1/22(1)(2)                              $   527,500
       2,000         Saint Charles County, (Francis Howell
                     School District), (FGIC), 0.00%, 3/1/16       801,420
---------------------------------------------------------------------------
                                                               $ 1,328,920
---------------------------------------------------------------------------
Insured-Hospital -- 11.6%
---------------------------------------------------------------------------
      $  955         Jackson County, (Saint Joseph's Health
                     System), (MBIA), 6.50%, 7/1/12            $ 1,012,711
         800         Jackson County, (Saint Joseph's Health
                     System), (MBIA), 6.50%, 7/1/19                849,440
       1,500         Missouri HEFA, (Heartland Health),
                     (AMBAC), 6.35%, 11/15/17                    1,587,840
       9,500         Missouri HEFA, (Lester Cox Medical
                     Center), (MBIA), 0.00%, 9/1/20              2,853,610
       1,500         Missouri HEFA, (Lester Cox Medical
                     Center), (MBIA), 5.35%, 6/1/10              1,523,790
---------------------------------------------------------------------------
                                                               $ 7,827,391
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Housing -- 2.4%
---------------------------------------------------------------------------
      $1,500         SCA, MFMR Receipts, Springfield, (FSA),
                     7.10%, 1/1/30                             $ 1,625,145
---------------------------------------------------------------------------
                                                               $ 1,625,145
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.8%
---------------------------------------------------------------------------
      $  500         Saint Charles County, PFA, (FGIC),
                     6.375%, 3/15/07                           $   531,675
---------------------------------------------------------------------------
                                                               $   531,675
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.0%
---------------------------------------------------------------------------
      $  700         Puerto Rico Infrastructure Financing
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(1)                                 $   524,818
       1,000         Puerto Rico Public Finance Corp.,
                     (AMBAC), Variable Rate, 6/1/26(1)(2)          838,340
---------------------------------------------------------------------------
                                                               $ 1,363,158
---------------------------------------------------------------------------
Insured-Transportation -- 1.4%
---------------------------------------------------------------------------
      $  910         Saint Louis, Airport Revenue, (Lambert
                     International Airport), (FGIC),
                     6.00%, 7/1/14                             $   957,074
---------------------------------------------------------------------------
                                                               $   957,074
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 8.1%
---------------------------------------------------------------------------
      $2,000         Missouri Regional Convention and Sports
                     Complex Authority, 5.50%, 8/15/21         $ 1,961,240
       3,000         Saint Louis County, Regional Convention
                     and Sports Complex Authority,
                     5.50%, 8/15/13                              3,012,750
         500         Saint Louis County, Regional Convention
                     and Sports Complex Authority,
                     5.75%, 8/15/21                                501,855
---------------------------------------------------------------------------
                                                               $ 5,475,845
---------------------------------------------------------------------------
Nursing Home -- 5.9%
---------------------------------------------------------------------------
      $1,000         Kansas City IDA, (Beverly Enterprises),
                     8.00%, 12/1/02                            $ 1,044,050
         500         Missouri HEFA, (Bethesda Health Group of
                     Saint Louis, Inc.), 6.625%, 8/15/05           517,205
       1,000         Missouri HEFA, (Bethesda Health Group of
                     Saint Louis, Inc.), 7.50%, 8/15/12          1,089,600
       1,500         Saint Louis County IDA, (Nazareth
                     Living), 5.625%, 8/15/29                    1,344,990
---------------------------------------------------------------------------
                                                               $ 3,995,845
---------------------------------------------------------------------------
Pooled Loans -- 4.0%
---------------------------------------------------------------------------
      $2,750         Missouri Higher Education Loan
                     Authority, Student Loan, (AMT),
                     5.45%, 2/15/09                            $ 2,710,043
---------------------------------------------------------------------------
                                                               $ 2,710,043
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Senior Living / Life Care -- 4.9%
---------------------------------------------------------------------------
      $  300         Cass County, (Fox Springs Living
                     Center), 7.375%, 10/1/22                  $   316,782
       1,000         Kansas City IDR, (Kingswood Manor),
                     5.80%, 11/15/17                               920,800
       2,000         Missouri HEFA, (Lutheran Senior
                     Services), 6.375%, 2/1/27                   2,033,160
---------------------------------------------------------------------------
                                                               $ 3,270,742
---------------------------------------------------------------------------
Transportation -- 1.6%
---------------------------------------------------------------------------
      $1,000         Puerto Rico Highway and Transportation
                     Authority, 6.625%, 7/1/12                 $ 1,064,260
---------------------------------------------------------------------------
                                                               $ 1,064,260
---------------------------------------------------------------------------
Water and Sewer -- 2.7%
---------------------------------------------------------------------------
      $1,000         Missouri Environmental Improvement and
                     Energy Resources Authority,
                     0.00%, 1/1/14                             $   449,960
       1,250         Missouri Environmental Improvement and
                     Energy Resources Authority,
                     7.20%, 7/1/16                               1,375,863
---------------------------------------------------------------------------
                                                               $ 1,825,823
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $65,161,804)                               $67,402,799
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 31.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.4% to 13.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 3.9%
----------------------------------------------------------------------------
      $1,000         North Carolina Educational Facilities
                     Finance Agency, (Duke University),
                     6.75%, 10/1/21                            $  1,062,860
       8,410         University of North Carolina at Chapel
                     Hill, 0.00%, 8/1/17                          3,088,488
       2,500         University of North Carolina at Chapel
                     Hill, 0.00%, 8/1/19                            814,625
----------------------------------------------------------------------------
                                                               $  4,965,973
----------------------------------------------------------------------------
Electric Utilities -- 6.0%
----------------------------------------------------------------------------
      $1,015         Chatham County Industrial Facilities and
                     Pollution, (Carolina Power and Light),
                     6.30%, 6/15/14                            $  1,066,055
       5,000         North Carolina Municipal Power
                     Authority, (Eastern Power),
                     6.125%, 1/1/09                               5,079,349
       2,000         Puerto Rico Electric Power Authority,
                     0.00%, 7/1/17                                  737,900
       2,000         Puerto Rico Electric Power Authority,
                     0.00%, 7/1/17                                  737,900
----------------------------------------------------------------------------
                                                               $  7,621,204
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.8%
----------------------------------------------------------------------------
      $1,000         Pitt County Memorial Hospital, Escrowed
                     to Maturity, 5.25%, 12/1/21               $    950,580
         150         Puerto Rico General Obligations,
                     Prerefunded to 7/1/00, 7.30%, 7/1/20           157,412
       1,000         Puerto Rico, "RIBS", (AMBAC),
                     Prerefunded to 7/1/02, Variable Rate,
                     7/1/15(1)(2)                                 1,120,180
       1,000         Virgin Islands Public Finance Authority,
                     Prerefunded to 10/1/02, 7.25%, 10/1/18       1,104,590
         220         Virgin Islands Water and Power
                     Authority, Prerefunded to 7/1/01,
                     7.40%, 7/1/11                                  234,366
----------------------------------------------------------------------------
                                                               $  3,567,128
----------------------------------------------------------------------------
General Obligations -- 3.7%
----------------------------------------------------------------------------
      $  175         Eden, Water and Sewer Bonds, (AMT),
                     6.75%, 6/1/08                             $    187,593
       3,550         North Carolina Capital Improvements,
                     4.75%, 2/1/12                                3,403,492
         500         Puerto Rico, 0.00%, 7/1/17                     184,475
       1,000         Puerto Rico Public Buildings Authority,
                     5.25%, 7/1/21                                  941,140
----------------------------------------------------------------------------
                                                               $  4,716,700
----------------------------------------------------------------------------
Hospital -- 14.9%
----------------------------------------------------------------------------
      $2,090         Charlotte-Mecklenberg Hospital,
                     0.00%, 1/1/06                             $  1,536,234
       2,000         Charlotte-Mecklenberg Hospital,
                     5.125%, 1/15/22                              1,844,800
       2,000         Charlotte-Mecklenberg Hospital,
                     5.875%, 1/15/26                              1,989,220

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
      $1,500         North Carolina Medical Care Commission,
                     (Annie Penn Memorial Hospital),
                     5.375%, 1/1/22                            $  1,324,935
       3,400         North Carolina Medical Care Commission,
                     (Duke University Hospital),
                     0.00%, 6/1/09                                2,045,100
       1,000         North Carolina Medical Care Commission,
                     (Duke University Hospital),
                     5.25%, 6/1/21                                  928,350
       1,000         North Carolina Medical Care Commission,
                     (Gaston Health Care), 5.00%, 2/15/29           866,840
         500         North Carolina Medical Care Commission,
                     (Halifax Regional Medical Center),
                     5.00%, 8/15/24                                 435,130
       2,000         North Carolina Medical Care Commission,
                     (North Carolina Baptist Hospital),
                     6.00%, 6/1/22                                2,024,040
       1,750         North Carolina Medical Care Commission,
                     (Pitt County Memorial Hospital),
                     4.75%, 12/1/28                               1,459,378
       1,700         North Carolina Medical Care Commission,
                     (Presbyterian Health Services),
                     6.00%, 10/1/24                               1,812,880
       2,500         North Carolina Medical Care Commission,
                     (Roanoke-Chowan Hospital),
                     7.75%, 10/1/19                               2,558,250
----------------------------------------------------------------------------
                                                               $ 18,825,157
----------------------------------------------------------------------------
Housing -- 12.1%
----------------------------------------------------------------------------
      $1,900         Charlotte Housing Authority, Double
                     Oaks, FHA, (FNMA), 7.35%, 5/15/26         $  2,056,389
       1,000         Guam Housing Corp., Single Family,
                     5.75%, 9/1/31                                  975,720
       1,840         North Carolina HFA, MFMR, (AMT),
                     6.45%, 9/1/27                                1,903,167
       1,215         North Carolina HFA, SFMR, (AMT),
                     6.20%, 9/1/27                                1,239,045
       1,500         North Carolina HFA, SFMR, (AMT),
                     6.30%, 3/1/26                                1,540,665
       2,080         North Carolina HFA, SFMR, (AMT),
                     6.60%, 9/1/26                                2,155,296
       3,605         North Carolina HFA, SFMR, (AMT),
                     6.70%, 9/1/26                                3,747,037
         620         North Carolina HFA, SFMR, (AMT),
                     7.05%, 9/1/20                                  646,046
       1,000         Raleigh Housing Authority, Multifamily,
                     (Cedar Point), 7.00%, 11/1/30                  962,570
----------------------------------------------------------------------------
                                                               $ 15,225,935
----------------------------------------------------------------------------
Industrial Development Revenue -- 19.8%
----------------------------------------------------------------------------
      $6,000         Columbus County, Industrial Facility and
                     Pollution Control Financing,
                     (International Paper Co.), (AMT),
                     6.15%, 4/1/21                             $  6,099,479
       2,750         Haywood County IDA, (Champion
                     International Corp.), (AMT),
                     5.50%, 10/1/18                               2,514,655
       1,500         Haywood County IDA, (Champion
                     International Corp.), (AMT),
                     5.75%, 12/1/25                               1,399,125
       3,750         Martin County IDA, (Weyerhaeuser Co.),
                     (AMT), 6.80%, 5/1/24                         3,990,938
       2,500         New Hanover County, (Occidental
                     Petroleum Corp.), 6.70%, 7/1/19              2,618,000

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
      $6,155         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26           $  6,307,951
       1,150         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.30%, 6/1/23              1,173,426
         850         Robeson County, Industrial Facilities
                     and Pollution Control Financing
                     Authority, (Campbell Soup Co.),
                     6.40%, 12/1/06                                 933,402
----------------------------------------------------------------------------
                                                               $ 25,036,976
----------------------------------------------------------------------------
Insured-Electric Utilities -- 6.3%
----------------------------------------------------------------------------
      $1,500         North Carolina Eastern Municipal Power
                     Authority, (FSA), Variable Rate,
                     1/1/19(1)(2)                              $  1,509,420
       1,000         North Carolina Eastern Municipal Power
                     Authority, (MBIA), 5.375%, 1/1/24              943,000
       4,000         North Carolina Municipal Power
                     Authority, (Catawba Electric), (MBIA),
                     Variable Rate, 1/1/12(1)                     4,040,000
       1,400         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/02(1)                                    1,489,250
----------------------------------------------------------------------------
                                                               $  7,981,670
----------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
----------------------------------------------------------------------------
      $3,500         Puerto Rico, (FSA), Variable Rate,
                     7/1/22(1)(2)                              $  3,692,500
----------------------------------------------------------------------------
                                                               $  3,692,500
----------------------------------------------------------------------------
Insured-Hospital -- 8.8%
----------------------------------------------------------------------------
      $  500         Cumberland County Hospital, (MBIA),
                     0.00%, 10/1/09                            $    298,550
         935         North Carolina Medical Care Commission,
                     (Memorial Mission Hospital), (FSA),
                     0.00%, 10/1/06                                 662,204
       5,000         North Carolina Medical Care Commission,
                     (Saint Joseph's Medical Center),
                     (AMBAC), 5.10%, 10/1/14                      4,843,850
       5,000         North Carolina Medical Care Commission,
                     (Wake County Hospital), (MBIA),
                     5.375%, 10/1/26                              4,708,000
       1,500         North Carolina Medical Care Commission,
                     (Wilson Memorial Hospital), (AMBAC),
                     0.00%, 11/1/15                                 610,350
----------------------------------------------------------------------------
                                                               $ 11,122,954
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.9%
----------------------------------------------------------------------------
      $2,150         Charlotte, Convention Facility, (AMBAC),
                     5.25%, 12/1/13                            $  2,135,982
       1,575         Franklin, County Jail, (FGIC),
                     6.625%, 6/1/14                               1,743,131
       1,000         Mooresville School District, (AMBAC),
                     6.35%, 10/1/14                               1,064,700
----------------------------------------------------------------------------
                                                               $  4,943,813
----------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.8%
----------------------------------------------------------------------------
      $2,065         Buncombe County, 6.625%, 12/1/10          $  2,247,401
       2,400         Greensboro, Greensboro Coliseum Arena,
                     6.75%, 12/1/09                               2,557,008
----------------------------------------------------------------------------
                                                               $  4,804,409
----------------------------------------------------------------------------
Transportation -- 9.6%
----------------------------------------------------------------------------
      $4,450         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                  $  3,956,584
       4,000         Puerto Rico Highway and Transportation
                     Authority, 5.25%, 7/1/20                     3,774,840
       1,490         Puerto Rico Highway and Transportation
                     Authority, 5.50%, 7/1/15                     1,490,656
       2,925         Puerto Rico Highway and Transportation
                     Authority, 5.50%, 7/1/36                     2,832,892
----------------------------------------------------------------------------
                                                               $ 12,054,972
----------------------------------------------------------------------------
Water and Sewer -- 1.5%
----------------------------------------------------------------------------
      $2,000         Orange County, Water and Sewer,
                     5.20%, 7/1/16                             $  1,918,620
----------------------------------------------------------------------------
                                                               $  1,918,620
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $121,147,010)                              $126,478,011
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 22.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.4% to 7.9% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Cogeneration -- 2.3%
---------------------------------------------------------------------------
      $2,000         Western Generation Agency, (Wauna
                     Cogeneration), (AMT), 7.40%, 1/1/16       $ 2,127,320
---------------------------------------------------------------------------
                                                               $ 2,127,320
---------------------------------------------------------------------------
Education -- 1.1%
---------------------------------------------------------------------------
      $1,000         Salem EFA, (Willamette University),
                     6.10%, 4/1/14                             $ 1,043,100
---------------------------------------------------------------------------
                                                               $ 1,043,100
---------------------------------------------------------------------------
Electric Utilities -- 9.6%
---------------------------------------------------------------------------
      $4,000         Eugene, Trojan Nuclear Power,
                     5.90%, 9/1/09                             $ 4,074,999
       1,000         Northern Wasco County, (Bonneville Power
                     Administration), 5.20%, 12/1/24               932,780
       4,350         Puerto Rico Electric Power Authority,
                     4.75%, 7/1/24                               3,775,670
---------------------------------------------------------------------------
                                                               $ 8,783,449
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.7%
---------------------------------------------------------------------------
      $2,000         Medford, Rogue Valley Memorial Hospital,
                     Escrowed to Maturity, 6.25%, 12/1/07      $ 2,152,420
       1,600         Puerto Rico Telephone Authority, (MBIA),
                     Prerefunded to 1/1/03, Variable Rate,
                     1/16/15(1)                                  1,724,000
       2,000         Puerto Rico, "RIBS", (AMBAC),
                     Prerefunded to 7/1/02, Variable Rate,
                     7/1/15(1)(2)                                2,240,360
---------------------------------------------------------------------------
                                                               $ 6,116,780
---------------------------------------------------------------------------
General Obligations -- 15.6%
---------------------------------------------------------------------------
      $1,000         Lane County, Eugene School District,
                     5.375%, 7/1/13                            $ 1,001,630
       1,000         Oregon State, Board of Higher Education,
                     6.00%, 10/15/18                             1,028,360
       1,250         Oregon State, Elderly and Disabled
                     Housing, 6.375%, 8/1/24                     1,324,525
       4,610         Oregon State, Elderly and Disabled
                     Housing, (AMT), 5.65%, 8/1/26               4,735,529
       1,025         Oregon State, Veterans Welfare,
                     5.85%, 10/1/15                              1,044,086
       1,445         Oregon State, Veterans Welfare,
                     5.90%, 10/1/17                              1,475,663
       4,850         Puerto Rico, 0.00%, 7/1/17                  1,789,408
       2,250         Puerto Rico, 4.75%, 7/1/23                  1,950,683
---------------------------------------------------------------------------
                                                               $14,349,884
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Hospital -- 0.5%
---------------------------------------------------------------------------
      $  465         Clackamas County HFA, (Williamette Falls
                     Hospital), 6.00%, 4/1/19                  $   458,653
---------------------------------------------------------------------------
                                                               $   458,653
---------------------------------------------------------------------------
Housing -- 25.7%
---------------------------------------------------------------------------
      $2,105         Hood River County, Health Facility
                     Authority, Elderly Housing Revenue,
                     (Down Manor Project), 6.50%, 1/1/17       $ 2,111,904
       1,000         Oregon Health Authority, (Trillium
                     Affordable Housing), 6.75%, 8/15/29           956,870
       2,000         Oregon State, Housing and Community
                     Services Department, MFMR, (AMT),
                     5.70%, 7/1/29                               1,971,600
       1,500         Oregon State, Housing and Community
                     Services Department, MFMR, (AMT),
                     6.20%, 7/1/28                               1,545,045
       1,975         Oregon State, Housing and Community
                     Services Department, SFMR, (AMT),
                     6.20%, 7/1/27                               2,030,182
       1,680         Oregon State, Housing and Community
                     Services Department, SFMR, (AMT),
                     6.40%, 7/1/26                               1,743,638
       2,310         Oregon State, Housing and Community
                     Services Department, SFMR, (AMT),
                     6.45%, 7/1/26                               2,398,796
       1,000         Portland Housing Authority,
                     6.00%, 1/1/27                               1,010,530
       3,810         Portland Housing Authority, MFMR, (Berry
                     Ridge), (AMT), 6.30%, 5/1/29                3,928,566
       2,875         Portland Housing Authority, MFMR,
                     (Cherry Blossom), (AMT),
                     6.20%, 12/20/36                             2,971,974
       1,000         Washington County Housing Authority,
                     MFMR, (Bethany Meadows), (AMT),
                     5.75%, 9/1/17                               1,009,840
       2,000         Washington County Housing Authority,
                     MFMR, (Bethany Meadows), (AMT),
                     5.85%, 9/1/27                               2,000,000
---------------------------------------------------------------------------
                                                               $23,678,945
---------------------------------------------------------------------------
Industrial Development Revenue -- 9.8%
---------------------------------------------------------------------------
      $3,500         Oregon EDA, (Georgia Pacific), (AMT),
                     6.35%, 8/1/25                             $ 3,567,585
       3,500         Port of Astoria, Pollution Control
                     Revenue, (James River Corp.),
                     6.55%, 2/1/15                               3,614,905
         750         Port of Portland, (Ash Grove Cement
                     Co.), 7.25%, 10/1/09                          790,140
       1,000         Port of Portland, (North Portland Crown
                     Zellerbach Corp.), 6.125%, 5/15/08          1,001,160
---------------------------------------------------------------------------
                                                               $ 8,973,790
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Education -- 4.4%
---------------------------------------------------------------------------
      $4,850         Oregon Health Science University,
                     (MBIA), 0.00%, 7/1/21                     $ 1,445,155
       1,000         Oregon State, Health, Housing,
                     Educational and Cultural Facilities
                     Authority, (Lewis and Clark College),
                     (MBIA), 6.00%, 10/1/13                      1,047,750
       1,500         Oregon State, Health, Housing,
                     Educational and Cultural Facilities
                     Authority, (Lewis and Clark College),
                     (MBIA), 6.125%, 10/1/24                     1,543,230
---------------------------------------------------------------------------
                                                               $ 4,036,135
---------------------------------------------------------------------------
Insured-Electric Utilities -- 3.9%
---------------------------------------------------------------------------
      $1,000         Emerald People's Utility District,
                     Electric System, (AMBAC),
                     5.75%, 11/1/16                            $ 1,013,940
         500         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(1)                                     541,875
       5,300         Puerto Rico Electric Power Authority,
                     (MBIA), 0.00%, 7/1/17                       2,010,502
---------------------------------------------------------------------------
                                                               $ 3,566,317
---------------------------------------------------------------------------
Insured-General Obligations -- 3.4%
---------------------------------------------------------------------------
      $1,000         Columbia, School District North 502,
                     (FGIC), 0.00%, 6/1/17                     $   379,750
       1,000         Salem-Keizer, School District, (FGIC),
                     5.00%, 6/1/17                                 943,170
       2,000         Umatilla County, School District,
                     (MBIA), Variable Rate, 6/15/14(1)(2)        1,806,060
---------------------------------------------------------------------------
                                                               $ 3,128,980
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
---------------------------------------------------------------------------
      $1,250         Oregon State, Department of General
                     Services, Real Property Financing
                     Program, (AMBAC), 6.25%, 9/1/15           $ 1,307,188
---------------------------------------------------------------------------
                                                               $ 1,307,188
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
---------------------------------------------------------------------------
      $1,000         Portland, Arena Natural Gas Tax Revenue
                     (AMBAC), 0.00%, 6/1/17                    $   348,870
       1,400         Puerto Rico Infrastructure Financing
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(1)                                   1,049,636
---------------------------------------------------------------------------
                                                               $ 1,398,506
---------------------------------------------------------------------------
Insured-Transportation -- 5.5%
---------------------------------------------------------------------------
      $1,500         Oregon Department of Transportation,
                     (Westside Light Rail), (MBIA),
                     6.25%, 6/1/09                             $ 1,621,875
         750         Port of Portland, (Portland
                     International Airport), (FGIC), (AMT),
                     5.00%, 7/1/28                                 667,823

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Transportation (continued)
---------------------------------------------------------------------------
      $2,750         Port of Portland, (Portland
                     International Airport), (FGIC), (AMT),
                     6.00%, 7/1/23                             $ 2,776,373
---------------------------------------------------------------------------
                                                               $ 5,066,071
---------------------------------------------------------------------------
Special Tax Revenue -- 2.2%
---------------------------------------------------------------------------
      $2,000         Tri-County Metropolitan Transportation
                     District, Limited Tax Pledge,
                     5.70%, 8/1/13                             $ 2,030,760
---------------------------------------------------------------------------
                                                               $ 2,030,760
---------------------------------------------------------------------------
Transportation -- 3.5%
---------------------------------------------------------------------------
      $1,500         Port of Portland, Special Obligation
                     Revenue Bonds, (Delta Airlines, Inc.),
                     (AMT), 6.20%, 9/1/22                      $ 1,488,210
       2,000         Tri-County Metropolitan Transportation
                     District, Variable Rate, 8/1/19(1)(2)       1,729,800
---------------------------------------------------------------------------
                                                               $ 3,218,010
---------------------------------------------------------------------------
Utilities -- 0.6%
---------------------------------------------------------------------------
      $  500         Puerto Rico Telephone Authority,
                     Variable Rate, 1/1/20(1)                  $   554,230
---------------------------------------------------------------------------
                                                               $   554,230
---------------------------------------------------------------------------
Water and Sewer -- 2.3%
---------------------------------------------------------------------------
      $2,000         Clackamas County, Water Revenue,
                     6.375%, 10/1/14                           $ 2,135,820
---------------------------------------------------------------------------
                                                               $ 2,135,820
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $90,127,046)                               $91,973,938
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 24.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 12.2% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Electric Utilities -- 9.6%
---------------------------------------------------------------------------
      $1,650         Berkeley County, (South Carolina
                     Electric and Gas Co.), 6.50%, 10/1/14     $ 1,760,616
       1,150         Darlington County, (Carolina Power and
                     Light Co.), 6.60%, 11/1/10                  1,241,149
         500         Piedmont Municipal Power Agency,
                     Electric Revenue, 5.25%, 1/1/21               441,480
       1,000         Puerto Rico Electric Power Authority,
                     4.75%, 7/1/24                                 867,970
---------------------------------------------------------------------------
                                                               $ 4,311,215
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.3%
---------------------------------------------------------------------------
      $1,750         Myrtle Beach Convention Center,
                     Prerefunded to 7/1/02, 6.875%, 7/1/17     $ 1,900,132
         300         Piedmont Municipal Power Agency, (MBIA),
                     Escrowed to Maturity, 6.25%, 1/1/09           328,962
       1,000         Puerto Rico Electric Power Authority,
                     Prerefunded to 7/1/02, 6.25%, 7/1/17        1,069,570
---------------------------------------------------------------------------
                                                               $ 3,298,664
---------------------------------------------------------------------------
General Obligations -- 1.3%
---------------------------------------------------------------------------
      $  500         Puerto Rico, 0.00%, 7/1/18                $   173,810
         500         Puerto Rico, 4.75%, 7/1/23                    433,485
---------------------------------------------------------------------------
                                                               $   607,295
---------------------------------------------------------------------------
Hospital -- 8.5%
---------------------------------------------------------------------------
      $1,375         Horry County, (Conway Hospital),
                     6.75%, 7/1/12(1)                          $ 1,457,679
       1,500         Loris, Community Hospital District,
                     5.625%, 1/1/29                              1,352,295
       1,000         Medical University, Hospital Facilities,
                     6.00%, 7/1/19                                 984,530
---------------------------------------------------------------------------
                                                               $ 3,794,504
---------------------------------------------------------------------------
Housing -- 11.0%
---------------------------------------------------------------------------
      $1,780         South Carolina Housing Finance
                     Authority, MFMR, (Runaway Bay
                     Apartments), 6.20%, 12/1/20               $ 1,811,968
       1,500         South Carolina Housing Finance
                     Authority, SFMR, 6.375%, 7/1/16             1,554,780
       1,500         South Carolina Housing Finance
                     Authority, SFMR, 6.45%, 7/1/17              1,556,775
---------------------------------------------------------------------------
                                                               $ 4,923,523
---------------------------------------------------------------------------
Industrial Development Revenue -- 18.3%
---------------------------------------------------------------------------
      $  500         Charleston County IDA, (Zeigler Coal),
                     6.95%, 8/10/28                            $   491,955

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
      $1,500         Darlington County, (Nucor Corp.), (AMT),
                     5.75%, 8/1/23(1)                          $ 1,493,160
       1,000         Darlington County, (Sonoco Products),
                     6.00%, 4/1/26                               1,005,600
         500         Darlington County, (Sonoco Products),
                     (AMT), 6.125%, 6/1/25                         507,950
         465         Florence County, (Stone Container Co.),
                     7.375%, 2/1/07                                485,962
       1,000         Georgetown County, (International Paper
                     Co.), 5.70%, 10/1/21                          960,540
         750         Georgetown County, (International Paper
                     Co.), 6.25%, 9/1/23(2)                        750,315
       1,000         Richland County, (Union Camp Corp.),
                     (AMT), 6.75%, 5/1/22                        1,061,790
       1,500         York County, (Hoechst Celanese Corp.),
                     (AMT), 5.70%, 1/1/24                        1,439,880
---------------------------------------------------------------------------
                                                               $ 8,197,152
---------------------------------------------------------------------------
Insured-Education -- 1.0%
---------------------------------------------------------------------------
      $  500         South Carolina Educational Facilities
                     Authority, (Furman University), (AMBAC),
                     5.00%, 10/1/29                            $   444,980
---------------------------------------------------------------------------
                                                               $   444,980
---------------------------------------------------------------------------
Insured-Electric Utilities -- 9.6%
---------------------------------------------------------------------------
      $  500         Edgefield County, Water and Sewer
                     Authority, (FGIC), 5.00%, 1/1/28          $   446,230
       1,000         Piedmont Municipal Power Agency,
                     Electric Revenue, (MBIA), 4.00%, 1/1/23       745,930
         195         Piedmont Municipal Power Agency,
                     Electric Revenue, (MBIA), 6.30%, 1/1/14       206,265
       2,500         Puerto Rico Electric Power Authority,
                     (MBIA), 0.00%, 7/1/17                         948,350
       1,250         South Carolina Public Service Authority,
                     (AMBAC), 6.375%, 7/1/21                     1,320,013
         750         South Carolina Public Service Authority,
                     (MBIA), 5.00%, 1/1/29                         657,728
---------------------------------------------------------------------------
                                                               $ 4,324,516
---------------------------------------------------------------------------
Insured-General Obligations -- 1.4%
---------------------------------------------------------------------------
      $  645         Orangeburg County, School District
                     North, (FSA), 5.25%, 2/1/23               $   607,229
---------------------------------------------------------------------------
                                                               $   607,229
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Hospital -- 10.0%
---------------------------------------------------------------------------
      $1,500         Greenwood County, (Self Memorial
                     Hospital), (FGIC), 5.875%, 10/1/17        $ 1,513,635
       1,000         South Carolina Jobs Economic Development
                     Authority, (Baptist Hospital), (AMBAC),
                     5.45%, 8/1/15                                 978,110
       1,000         South Carolina Jobs Economic Development
                     Authority, (Baptist Hospital), (AMBAC),
                     Variable Rate, 8/1/15(3)                      955,000
       1,000         South Carolina Jobs Economic Development
                     Authority, (Oconee Memorial Hospital),
                     (CLEE), 6.15%, 3/1/25                       1,025,620
---------------------------------------------------------------------------
                                                               $ 4,472,365
---------------------------------------------------------------------------
Insured-Housing -- 2.3%
---------------------------------------------------------------------------
      $1,000         South Carolina Housing Finance and
                     Development Authority, SFMR, (AMBAC),
                     (AMT), 5.95%, 7/1/29                      $ 1,019,040
---------------------------------------------------------------------------
                                                               $ 1,019,040
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.5%
---------------------------------------------------------------------------
      $  500         Charleston County, (Charleston PFC),
                     (MBIA), 6.10%, 6/1/11                     $   535,210
       1,000         Florence County, (Law Enforcement
                     Center), (AMBAC), 6.00%, 3/1/14             1,042,450
---------------------------------------------------------------------------
                                                               $ 1,577,660
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
---------------------------------------------------------------------------
      $  260         Puerto Rico Infrastructure Financing
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(3)                                 $   194,932
---------------------------------------------------------------------------
                                                               $   194,932
---------------------------------------------------------------------------
Insured-Water and Sewer -- 4.7%
---------------------------------------------------------------------------
      $2,000         Charleston, Waterworks and Sewer
                     Revenue, (FGIC), 4.50%, 1/1/24            $ 1,643,920
         500         Spartanburg, San Sewer District, (MBIA),
                     5.00%, 3/1/28                                 450,455
---------------------------------------------------------------------------
                                                               $ 2,094,375
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.8%
---------------------------------------------------------------------------
      $  750         Lexington County School District,
                     6.90%, 7/1/08                             $   814,733
---------------------------------------------------------------------------
                                                               $   814,733
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Pooled Loans -- 2.3%
---------------------------------------------------------------------------
      $1,000         South Carolina Education Authority,
                     Student Loan, (AMT), 6.30%, 9/1/08        $ 1,024,270
---------------------------------------------------------------------------
                                                               $ 1,024,270
---------------------------------------------------------------------------
Solid Waste -- 3.7%
---------------------------------------------------------------------------
      $1,500         Spartanburg County, Solid Waste,
                     (Bavarian Motor Works Corp.), (AMT),
                     7.55%, 11/1/24                            $ 1,655,610
---------------------------------------------------------------------------
                                                               $ 1,655,610
---------------------------------------------------------------------------
Transportation -- 3.3%
---------------------------------------------------------------------------
      $1,000         Connector 2000 Association Inc., Bridge
                     & Toll Road Revenue, (Southern
                     Connector), 5.25%, 1/1/23                 $   868,060
         750         Puerto Rico Highway and Transportation
                     Authority, 4.75%, 7/1/38                      634,448
---------------------------------------------------------------------------
                                                               $ 1,502,508
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $43,917,167)                               $44,864,571
---------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 33.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance. The aggregate percentage by financial institution ranged from 1.4% to 13.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  When-issued security.
(3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Education -- 4.9%
---------------------------------------------------------------------------
      $1,000         Metropolitan Government of Nashville and
                     Davidson County, (Belmont University),
                     6.40%, 12/1/19                            $ 1,022,830
       1,500         Metropolitan Government of Nashville and
                     Davidson County, (Vanderbilt
                     University), 5.00%, 10/1/28                 1,340,925
---------------------------------------------------------------------------
                                                               $ 2,363,755
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.1%
---------------------------------------------------------------------------
      $1,000         Johnson, School District Sales Tax,
                     (AMBAC), Prerefunded to 5/1/06,
                     6.70%, 5/1/21                             $ 1,115,970
         300         Puerto Rico, "RIBS", (AMBAC),
                     Prerefunded to 7/1/02, Variable Rate,
                     7/1/15(1)(2)                                  336,054
       1,500         Shelby County, (Lebonheur Children's
                     Hospital), (MBIA), Escrowed to Maturity,
                     5.50%, 8/15/12                              1,522,290
---------------------------------------------------------------------------
                                                               $ 2,974,314
---------------------------------------------------------------------------
General Obligations -- 4.2%
---------------------------------------------------------------------------
      $1,000         Metropolitan Government of Nashville and
                     Davidson County, 5.875%, 5/15/21          $ 1,015,550
       1,000         Shelby County, 5.125%, 3/1/16               1,023,850
---------------------------------------------------------------------------
                                                               $ 2,039,400
---------------------------------------------------------------------------
Hospital -- 5.9%
---------------------------------------------------------------------------
      $  250         Knox County, (East Tennessee
                     Children's), 6.50%, 10/1/12               $   258,093
         750         Metropolitan Government of Nashville and
                     Davidson County, TN, (Charity Obligated
                     Group), 5.125%, 11/1/27                       673,883
       1,000         Montgomery County, (Clarksville Regional
                     Health System), 5.375%, 1/1/28                871,310
       1,000         Sumner County, (Sumner Regional Health
                     Systems), 7.50%, 11/1/14                    1,091,840
---------------------------------------------------------------------------
                                                               $ 2,895,126
---------------------------------------------------------------------------
Housing -- 15.8%
---------------------------------------------------------------------------
      $  750         Knoxville Community Development Corp.,
                     (Clinton Towers), 6.65%, 10/15/10         $   776,835
         500         Knoxville Community Development Corp.,
                     (Morningside Gardens), (GNMA),
                     6.10%, 7/20/20                                511,095
       1,500         Metropolitan Government of Nashville and
                     Davidson County, (The Park at
                     Hermitage), 5.90%, 2/1/19                   1,493,055
       1,000         Tennessee Housing Development Agency,
                     5.375%, 7/1/23                                935,610

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
      $  985         Tennessee Housing Development Agency,
                     5.85%, 7/1/13                             $   999,470
       1,970         Tennessee Housing Development Agency,
                     5.95%, 7/1/28                               1,986,193
       1,000         Tennessee Housing Development Agency,
                     (AMT), 5.75%, 7/1/24                          981,760
---------------------------------------------------------------------------
                                                               $ 7,684,018
---------------------------------------------------------------------------
Industrial Development Revenue -- 26.3%
---------------------------------------------------------------------------
      $1,000         Chattanooga, (E.I. du Pont de Nemours
                     and Co.), 6.35%, 7/1/22                   $ 1,046,720
         500         Hardeman County, (Correctional
                     Facilities Corp.), 7.75%, 8/1/17              538,680
       1,000         Humphreys County, (E.I. du Pont de
                     Nemours and Co.), (AMT), 6.70%, 5/1/24      1,070,000
       2,000         Loudon County, (Kimberly-Clark Corp.),
                     (AMT), 6.20%, 2/1/23                        2,032,540
       2,250         Maury County, (Saturn Corp.),
                     6.50%, 9/1/24                               2,367,269
       1,500         McMinn County, (Calhoun Newsprint Co. -
                     Bowater, Inc.), (AMT), 7.40%, 12/1/22       1,611,750
       1,000         Memphis-Shelby County Airport Authority,
                     (Federal Express Corp.), 6.75%, 9/1/12      1,062,270
       1,000         Memphis-Shelby County Airport Authority,
                     (Federal Express Corp.), (AMT),
                     6.20%, 7/1/14                               1,018,220
         500         Metropolitan Government of Nashville and
                     Davidson County, (Osco Treatment
                     Systems), (AMT), 6.00%, 5/1/03                507,540
         500         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26               512,425
       1,000         South Fulton County, (Tyson Foods Co.),
                     (AMT), 6.40%, 10/1/20                       1,041,360
---------------------------------------------------------------------------
                                                               $12,808,774
---------------------------------------------------------------------------
Insured-Education -- 4.5%
---------------------------------------------------------------------------
      $1,230         Metropolitan Government of Nashville and
                     Davidson County, HEFA, (Meharry Medical
                     College), (AMBAC), 6.00%, 12/1/19         $ 1,292,841
       1,000         Metropolitan Government of Nashville and
                     Davidson County, HEFA, (Meharry Medical
                     College), (AMBAC), 5.00%, 12/1/24             893,930
---------------------------------------------------------------------------
                                                               $ 2,186,771
---------------------------------------------------------------------------
Insured-Electric Utilities -- 6.5%
---------------------------------------------------------------------------
      $1,000         Lawrenceburg, Electric Revenues, (MBIA),
                     6.625%, 7/1/18                            $ 1,135,270

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Electric Utilities (continued)
---------------------------------------------------------------------------
      $1,750         Madison County Suburban Utility
                     District, (MBIA), 5.00%, 2/1/19           $ 1,617,805
         400         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(2)                                     433,500
---------------------------------------------------------------------------
                                                               $ 3,186,575
---------------------------------------------------------------------------
Insured-General Obligations -- 2.5%
---------------------------------------------------------------------------
      $1,425         Franklin, Special School District,
                     (FSA), 0.00%, 6/1/19                      $   460,688
       2,500         Franklin, Special School District,
                     (FSA), 0.00%, 6/1/20                          758,700
---------------------------------------------------------------------------
                                                               $ 1,219,388
---------------------------------------------------------------------------
Insured-Hospital -- 4.5%
---------------------------------------------------------------------------
      $  500         Bristol, (Bristol Memorial Hospital),
                     (FGIC), 6.75%, 9/1/10                     $   568,580
         250         Chattanooga, (Memorial Hospital),
                     (MBIA), 6.625%, 9/1/09                        281,560
       1,500         Chattanooga-Hamilton County, (Erlanger
                     Medical Center), (MBIA), 5.00%, 10/1/28     1,323,675
---------------------------------------------------------------------------
                                                               $ 2,173,815
---------------------------------------------------------------------------
Insured-Housing -- 2.2%
---------------------------------------------------------------------------
      $1,000         Knox County, SCA Realty, MFMR, (FSA),
                     7.125%, 1/1/30                            $ 1,084,590
---------------------------------------------------------------------------
                                                               $ 1,084,590
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
---------------------------------------------------------------------------
      $  500         Puerto Rico Public Finance Corp.,
                     (AMBAC), Variable Rate, 6/1/26(1)(2)      $   419,170
---------------------------------------------------------------------------
                                                               $   419,170
---------------------------------------------------------------------------
Insured-Transportation -- 2.3%
---------------------------------------------------------------------------
      $1,000         Memphis-Shelby County Airport Authority,
                     (MBIA), (AMT), 6.50%, 2/15/08             $ 1,099,630
---------------------------------------------------------------------------
                                                               $ 1,099,630
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Water and Sewer -- 2.8%
---------------------------------------------------------------------------
      $  350         Metropolitan Government of Nashville and
                     Davidson County, Water System, (AMBAC),
                     Variable Rate, 1/1/22(2)                  $   388,063
       1,000         Metropolitan Government of Nashville and
                     Davidson County, Water System, (FGIC),
                     5.20%, 1/1/13                                 989,980
---------------------------------------------------------------------------
                                                               $ 1,378,043
---------------------------------------------------------------------------
Nursing Home -- 2.2%
---------------------------------------------------------------------------
      $1,000         Tennessee State Veterans' Homes Board,
                     (Humboldt), 6.65%, 2/1/14                 $ 1,073,000
---------------------------------------------------------------------------
                                                               $ 1,073,000
---------------------------------------------------------------------------
Pooled Loans -- 3.7%
---------------------------------------------------------------------------
      $1,200         Tennessee Local Development Authority,
                     Community Provider, 6.55%, 10/1/23        $ 1,328,892
         500         Tennessee Local Development Authority,
                     State Loan Program, 5.00%, 3/1/15             468,940
---------------------------------------------------------------------------
                                                               $ 1,797,832
---------------------------------------------------------------------------
Transportation -- 4.7%
---------------------------------------------------------------------------
      $  900         Memphis-Shelby County Airport Authority,
                     6.12%, 12/1/16                            $   882,540
       1,575         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                    1,400,364
---------------------------------------------------------------------------
                                                               $ 2,282,904
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $47,368,457)                               $48,667,105
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 32.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.2% to 14.3% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 4.1%
----------------------------------------------------------------------------
      $2,000         Lynchburgh, (Randolph-Macon Woman's
                     College), 5.875%, 9/1/23                  $  2,009,020
       2,000         Medical College of Hampton Roads,
                     6.875%, 11/15/11                             2,100,400
       1,000         Virginia College Building Authority,
                     (Hampton University), 5.75%, 4/1/14          1,015,900
         400         Virginia College Building Authority,
                     (Hampton University), 6.50%, 4/1/08            428,500
----------------------------------------------------------------------------
                                                               $  5,553,820
----------------------------------------------------------------------------
Electric Utilities -- 0.7%
----------------------------------------------------------------------------
      $1,000         Puerto Rico Electric Power Authority,
                     5.00%, 7/1/28                             $    899,450
----------------------------------------------------------------------------
                                                               $    899,450
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 20.5%
----------------------------------------------------------------------------
      $1,665         Arlington County IDA, (AMBAC),
                     Prerefunded to 9/1/03, 5.00%, 9/1/21      $  1,528,703
       1,000         Arlington County IDA, (Arlington
                     Hospital), Prerefunded to 9/1/01,
                     7.125%, 9/1/21                               1,075,260
         500         Augusta County IDA, (Augusta Hospital),
                     Prerefunded to 9/1/01, 7.00%, 9/1/21           535,740
       1,000         Fairfax County, Prerefunded to 6/1/02,
                     5.625%, 6/1/14                               1,053,740
       2,000         Loudoun County IDA, (Falcons Landing),
                     Prerefunded to 11/1/04, 8.75%, 11/1/24       2,431,500
       3,500         Peninsula Ports Authority of Virginia,
                     (Riverside Health System), Prerefunded
                     to 7/1/02, 6.625%, 7/1/10                    3,777,165
       2,400         Prince William County IDA, (Potomac
                     Hospital), Prerefunded to 10/1/05,
                     6.85%, 10/1/25                               2,726,160
         900         Puerto Rico Telephone Authority, (MBIA),
                     Prerefunded to 1/1/03, Variable Rate,
                     1/16/15(1)                                     969,750
       1,000         Richmond Metropolitan Authority
                     Expressway, (FGIC), Prerefunded to
                     7/15/02, 6.375%, 7/15/16                     1,075,230
       3,000         Rockingham and Harrisonburg Counties,
                     Harrisonburg Redevelopment and Housing
                     Authority, Prerefunded to 9/1/01,
                     6.50%, 9/1/14                                3,133,110
       2,000         Virgin Islands Public Finance Authority,
                     Prerefunded to 10/1/02, 7.25%, 10/1/18       2,209,180
       3,000         Virginia Beach Development Authority,
                     (Sentara Bayside Hospital), Prerefunded
                     to 11/1/01, 6.60%, 11/1/09                   3,204,510
       1,700         Virginia Beach, Water and Sewer System,
                     Prerefunded to 2/1/02, 6.625%, 2/1/17        1,820,887

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
----------------------------------------------------------------------------
      $1,060         Washington County IDA, (Johnston
                     Memorial Hospital), Prerefunded to
                     7/1/02, 7.00%, 7/1/22                     $  1,154,435
       1,000         Washington County IDA, (Johnston
                     Memorial Hospital), Prerefunded to
                     7/1/05, 6.00%, 7/1/14                        1,082,700
----------------------------------------------------------------------------
                                                               $ 27,778,070
----------------------------------------------------------------------------
General Obligations -- 0.2%
----------------------------------------------------------------------------
      $  350         Puerto Rico, 0.00%, 7/1/04                $    280,140
----------------------------------------------------------------------------
                                                               $    280,140
----------------------------------------------------------------------------
Hospital -- 6.7%
----------------------------------------------------------------------------
      $3,550         Albermarle County IDA, (Martha Jefferson
                     Hospital), 5.50%, 10/1/20                 $  3,337,000
          90         Chesapeake Hospital Authority,
                     (Chesapeake General Hospital),
                     7.60%, 7/1/00                                   92,502
       2,910         Fairfax County IDA, (Inova Health System
                     Hospitals), 5.00%, 8/15/14                   2,781,465
       2,000         Fairfax County IDA, (Inova Health System
                     Hospitals), 5.00%, 8/15/15                   1,897,680
       1,000         Fairfax County IDA, (Inova Health System
                     Hospitals), 6.00%, 8/15/26                   1,016,930
----------------------------------------------------------------------------
                                                               $  9,125,577
----------------------------------------------------------------------------
Housing -- 7.1%
----------------------------------------------------------------------------
      $1,000         Alexandria, Redevelopment and Housing
                     Authority, Multi-family Housing Revenue,
                     (Buckingham Village Apartments), (AMT),
                     5.45%, 7/1/18                             $    949,150
       1,250         Fairfax County Redevelopment and Housing
                     Authority MFMR, FHA, 7.00%, 5/1/26           1,312,863
         960         Hampton Redevelopment and Housing
                     Authority, Senior Living, (GNMA),
                     6.00%, 1/20/26                                 991,920
       1,000         Newport News Redevelopment and Housing
                     Authority, MFMR, 5.85%, 12/20/30             1,011,430
       1,500         Prince William County, Industrial
                     Development Authority, (Melrose
                     Apartments), 5.40%, 1/1/29                   1,421,820
       1,800         Suffolk Redevelopment and Housing
                     Authority, (Prince Williams Commons),
                     (FNMA), 6.45%, 6/1/19                        1,915,776
       1,900         Virginia Housing Development Authority,
                     SFMR, Variable Rate, 7/1/04(1)               1,942,750
----------------------------------------------------------------------------
                                                               $  9,545,709
----------------------------------------------------------------------------
Industrial Development Revenue -- 21.7%
----------------------------------------------------------------------------
      $4,500         Bedford County, (Nekoosa Packaging),
                     (AMT), 5.60%, 12/1/25                     $  4,168,125

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
      $2,190         Chesapeake, (Cargill, Inc.),
                     5.875%, 3/1/13                            $  2,250,050
       1,500         Giles, (Hoechst Celanese Corp.), (AMT),
                     5.95%, 12/1/25                               1,490,970
       2,000         Giles, (Hoechst Celanese Corp.), (AMT),
                     6.45%, 5/1/26                                2,108,960
         500         Giles, (Hoechst Celanese Corp.), (AMT),
                     6.625%, 12/1/22                                523,210
       2,000         Henrico County, (Browning Ferris, Inc.),
                     (AMT), 5.45%, 1/1/14                         1,807,620
       4,000         Isle of Wright County IDA, (Union Camp
                     Corp.), (AMT), 6.55%, 4/1/24                 4,220,080
       2,000         James City County IDA, (Anheuser Busch),
                     (AMT), 6.00%, 4/1/32                         2,016,540
       1,400         Peninsula Ports Authority, (Zeigler
                     Coal), 6.90%, 5/2/22                         1,383,704
       1,750         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26              1,793,488
       1,000         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.30%, 6/1/23              1,020,370
         980         West Point, (Chesapeake Corp.),
                     6.25%, 3/1/19                                  993,553
       5,520         West Point, (Chesapeake Corp.), (AMT),
                     6.375%, 3/1/19                               5,619,690
----------------------------------------------------------------------------
                                                               $ 29,396,360
----------------------------------------------------------------------------
Insured-General Obligations -- 2.7%
----------------------------------------------------------------------------
      $4,000         Richmond, (FGIC), 5.00%, 1/15/21          $  3,672,480
----------------------------------------------------------------------------
                                                               $  3,672,480
----------------------------------------------------------------------------
Insured-Hospital -- 7.1%
----------------------------------------------------------------------------
      $1,085         Fredericksburg IDA, (Medicorp Health),
                     (AMBAC), 5.25%, 6/15/23                   $  1,014,377
       1,500         Henrico County, (Bon Secour Health
                     Systems), (MBIA), 6.25%, 8/15/20             1,618,365
       5,000         Virginia Beach, (Virginia Beach Memorial
                     Hospital), (AMBAC), 5.125%, 2/15/18          4,704,150
       2,000         Winchester IDA, (Winchester Medical
                     Center), (AMBAC), Variable Rate,
                     1/21/14(1)                                   2,315,000
----------------------------------------------------------------------------
                                                               $  9,651,892
----------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Transportation -- 3.3%
----------------------------------------------------------------------------
      $1,000         Metro Washington D.C., Airport
                     Authority, (FGIC), (AMT),
                     5.00%, 10/1/27                            $    889,080
       1,000         Metro Washington D.C., Airport
                     Authority, (MBIA), (AMT),
                     6.25%, 10/1/21                               1,026,350
       1,105         Metropolitan Washington Airports
                     Authority, (MBIA), (AMT),
                     5.75%, 10/1/20                               1,098,934
       1,650         Norfolk, Parking System Revenue, (MBIA),
                     5.00%, 2/1/29                                1,487,162
----------------------------------------------------------------------------
                                                               $  4,501,526
----------------------------------------------------------------------------
Insured-Water and Sewer -- 11.0%
----------------------------------------------------------------------------
      $1,000         Loudoun County, Sanitation Authority,
                     Water and Sewer Revenue, (MBIA),
                     4.75%, 1/1/21                             $    874,010
       2,500         Loudoun County, Sanitation Authority,
                     Water and Sewer Revenue, (MBIA),
                     4.75%, 1/1/30                                2,113,050
       1,000         Prince William County Service Authority,
                     (FGIC), 4.75%, 7/1/29                          854,910
       4,000         Richmond, Public Utility Revenue,
                     (MBIA), 5.125%, 1/15/28                      3,691,280
       1,250         Upper Occoquan Sewage Authority, (MBIA),
                     5.00%, 7/1/25                                1,129,988
       1,000         Upper Occoquan Sewage Authority, (MBIA),
                     5.15%, 7/1/20                                  948,170
       6,150         Upper Occoquan Sewer Authority, (MBIA),
                     4.75%, 7/1/29                                5,281,005
----------------------------------------------------------------------------
                                                               $ 14,892,413
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.5%
----------------------------------------------------------------------------
      $2,000         Henrico County IDA, Lease,
                     7.00%, 8/1/13                             $  2,231,900
       2,250         Henrico County IDA, Lease,
                     7.125%, 8/1/21                               2,525,130
       1,250         King George County IDA, Lease,
                     7.00%, 12/15/12                              1,294,525
----------------------------------------------------------------------------
                                                               $  6,051,555
----------------------------------------------------------------------------
Nursing Home -- 0.1%
----------------------------------------------------------------------------
      $  145         Covington-Allegheny County IDA, (Beverly
                     Enterprises), 9.375%, 9/1/01              $    149,998
----------------------------------------------------------------------------
                                                               $    149,998
----------------------------------------------------------------------------
Solid Waste -- 1.7%
----------------------------------------------------------------------------
      $2,250         Southeastern Public Service Authority,
                     Solid Waste Systems, (AMT),
                     6.00%, 7/1/13                             $  2,263,500
----------------------------------------------------------------------------
                                                               $  2,263,500
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------
Special Tax Revenue -- 1.9%
----------------------------------------------------------------------------
      $1,500         Dulles Community Development Authority,
                     (Dulles Town Center), 6.25%, 3/1/26       $  1,475,220
       1,000         Virginia State Transportation Board
                     Revenue, Route 28, Variable Rate,
                     4/1/18(1)                                    1,120,830
----------------------------------------------------------------------------
                                                               $  2,596,050
----------------------------------------------------------------------------
Transportation -- 2.2%
----------------------------------------------------------------------------
      $  400         Charlottesville-Albermarle, Airport
                     Authority, (AMT), 6.125%, 12/1/13         $    402,404
       1,500         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                     1,333,680
       1,250         Virginia Port Authority, (AMT),
                     5.90%, 7/1/16                                1,268,350
----------------------------------------------------------------------------
                                                               $  3,004,434
----------------------------------------------------------------------------
Water and Sewer -- 4.5%
----------------------------------------------------------------------------
      $3,500         Fairfax County Water Authority,
                     5.00%, 4/1/21                             $  3,240,755
         805         Fairfax County Water Authority,
                     6.00%, 4/1/22                                  830,696
       1,000         Fairfax County Water Authority, Variable
                     Rate, 4/1/29(1)(2)                           1,036,240
       1,000         Virginia Resource Authority, (Hopewell
                     Waste Water), (AMT), 6.00%, 10/1/25          1,019,480
----------------------------------------------------------------------------
                                                               $  6,127,171
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $131,302,031)                              $135,490,145
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 26.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.8% to 14.9% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $79,721,443          $49,436,920           $71,244,303          $92,608,640
   Unrealized appreciation              982,046              759,438                93,196            3,049,952
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $80,703,489          $50,196,358           $71,337,499          $95,658,592
-------------------------------------------------------------------------------------------------------------------
Cash                                $   293,797          $        --           $        --          $   591,999
Receivable for investments
   sold                                      --              582,625               235,992               25,310
Interest receivable                   1,148,763              768,475               980,769            1,491,196
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $82,146,049          $51,547,458           $72,554,260          $97,767,097
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for when-issued
   securities                       $        --          $   795,957           $   958,690          $        --
Due to bank                                  --               56,160                73,346                   --
Demand note payable                          --              200,000               300,000                   --
Accrued expenses                          4,781                4,570                 1,799                5,187
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     4,781          $ 1,056,687           $ 1,333,835          $     5,187
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $82,141,268          $50,490,771           $71,220,425          $97,761,910
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $81,159,222          $49,731,333           $71,127,229          $94,711,958
Net unrealized appreciation
   (computed on the basis of
   identified cost)                     982,046              759,438                93,196            3,049,952
-------------------------------------------------------------------------------------------------------------------
TOTAL                               $82,141,268          $50,490,771           $71,220,425          $97,761,910
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                   $32,434,698           $96,301,744           $65,161,804              $121,147,010
   Unrealized appreciation
      (depreciation)                    (169,454)           (2,325,448)            2,240,995                 5,331,001
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                $32,265,244           $93,976,296           $67,402,799              $126,478,011
----------------------------------------------------------------------------------------------------------------------------
Cash                                 $        --           $        --           $        --              $    813,177
Receivable for investments
   sold                                   85,000                    --                30,000                    80,000
Receivable for when-issued
   securities sold                            --             3,546,846                    --                        --
Interest receivable                      489,036             1,429,789               889,304                 1,970,105
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                         $32,839,280           $98,952,931           $68,322,103              $129,341,293
----------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
   securities                        $        --           $ 3,289,180           $        --              $         --
Due to bank                               66,294                35,400                50,078                        --
Demand note payable                      100,000               400,000                    --                        --
Payable to affiliate for
   Trustees' fees                             --                    --                    --                        35
Accrued expenses                           5,486                 5,127                 7,738                    11,128
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                    $   171,780           $ 3,729,707           $    57,816              $     11,163
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                         $32,667,500           $95,223,224           $68,264,287              $129,330,130
----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                       $32,836,954           $97,548,672           $66,023,292              $123,999,129
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                                (169,454)           (2,325,448)            2,240,995                 5,331,001
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                $32,667,500           $95,223,224           $68,264,287              $129,330,130
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $90,127,046             $43,917,167               $47,368,457           $131,302,031
   Unrealized appreciation           1,846,892                 947,404                 1,298,648              4,188,114
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $91,973,938             $44,864,571               $48,667,105           $135,490,145
--------------------------------------------------------------------------------------------------------------------------
Cash                               $    57,923             $        --               $        --           $         --
Receivable for investments
   sold                              1,544,125                 241,009                    45,444                 70,000
Interest receivable                  1,211,140                 625,354                   710,246              2,189,324
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $94,787,126             $45,730,934               $49,422,795           $137,749,469
--------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $   460,406             $        --               $        --           $         --
Payable for when-issued
   securities                               --                 751,823                        --                     --
Demand note payable                         --                 100,000                        --                100,000
Due to bank                                 --                  42,606                     8,159                 17,312
Accrued expenses                         9,268                   3,482                     7,167                  7,903
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   469,674             $   897,911               $    15,326           $    125,215
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $94,317,452             $44,833,023               $49,407,469           $137,624,254
--------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $92,470,560             $43,885,619               $48,108,821           $133,436,140
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  1,846,892                 947,404                 1,298,648              4,188,114
--------------------------------------------------------------------------------------------------------------------------
TOTAL                              $94,317,452             $44,833,023               $49,407,469           $137,624,254
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
Interest                            $ 5,046,144          $ 3,081,097           $ 4,626,999          $ 6,295,606
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $ 5,046,144          $ 3,081,097           $ 4,626,999          $ 6,295,606
-------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   326,867          $   161,041           $   287,404          $   418,048
Trustees fees and expenses                8,577                8,492                 9,334               11,091
Custodian fee                            52,018               41,357                42,708               61,323
Legal and accounting services            19,020               19,016                19,006               20,944
Amortization of organization
   expenses                                  --                  747                    --                   --
Miscellaneous                            10,639               13,770                12,326               14,432
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $   417,121          $   244,423           $   370,778          $   525,838
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    16,583          $     8,647           $    31,843          $    17,654
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    16,583          $     8,647           $    31,843          $    17,654
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $   400,538          $   235,776           $   338,935          $   508,184
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $ 4,645,606          $ 2,845,321           $ 4,288,064          $ 5,787,422
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $ 1,799,872          $   723,380           $ 1,231,094          $ 1,033,885
   Financial futures contracts           22,763               42,385               (78,110)             (46,738)
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                   $ 1,822,635          $   765,765           $ 1,152,984          $   987,147
-------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $(7,214,696)         $(3,804,990)          $(7,241,129)         $(6,481,839)
   Financial futures contracts           43,140               45,369               136,956              171,430
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $(7,171,556)         $(3,759,621)          $(7,104,173)         $(6,310,409)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                             $(5,348,921)         $(2,993,856)          $(5,951,189)         $(5,323,262)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $  (703,315)         $  (148,535)          $(1,663,125)         $   464,160
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------
Interest                             $ 1,963,315           $ 5,671,231           $ 4,205,494              $  8,290,889
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              $ 1,963,315           $ 5,671,231           $ 4,205,494              $  8,290,889
----------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee               $    79,665           $   386,101           $   252,365              $    588,407
Trustees fees and expenses                 2,748                11,916                 9,935                    13,460
Custodian fee                             28,263                68,270                44,238                    85,475
Legal and accounting services             15,864                20,943                19,582                    21,573
Amortization of organization
   expenses                                  701                    --                    --                        --
Miscellaneous                              6,288                17,490                10,054                    15,200
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                       $   133,529           $   504,720           $   336,174              $    724,115
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee        $    12,309           $    31,260           $    13,201              $     19,169
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS             $    12,309           $    31,260           $    13,201              $     19,169
----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                         $   121,220           $   473,460           $   322,973              $    704,946
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                $ 1,842,095           $ 5,197,771           $ 3,882,521              $  7,585,943
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $  (192,585)          $   978,480           $   588,947              $    634,520
   Financial futures contracts            60,502                78,716               (57,847)                  417,752
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)             $  (132,083)          $ 1,057,196           $   531,100              $  1,052,272
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                    $(2,567,350)          $(9,489,950)          $(5,404,532)             $(10,001,534)
   Financial futures contracts            33,128                84,256               114,183                        --
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $(2,534,222)          $(9,405,694)          $(5,290,349)             $(10,001,534)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                              $(2,666,305)          $(8,348,498)          $(4,759,249)             $ (8,949,262)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                   $  (824,210)          $(3,150,727)          $  (876,728)             $ (1,363,319)
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------
Interest                           $ 5,736,356             $ 2,857,240               $ 2,998,086           $  8,447,011
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $ 5,736,356             $ 2,857,240               $ 2,998,086           $  8,447,011
--------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------
Investment adviser fee             $   377,530             $   140,934               $   153,950           $    600,595
Trustees fees and expenses              10,877                   6,143                     9,267                 13,425
Custodian fee                           57,670                  36,222                    35,451                 80,765
Legal and accounting services           21,625                  18,122                    19,579                 20,948
Amortization of organization
   expenses                                 --                     703                        --                     --
Miscellaneous                           15,075                   8,806                     8,632                 18,407
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   482,777             $   210,930               $   226,879           $    734,140
--------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    12,712             $    12,586               $     7,736           $     29,620
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    12,712             $    12,586               $     7,736           $     29,620
--------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $   470,065             $   198,344               $   219,143           $    704,520
--------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $ 5,266,291             $ 2,658,896               $ 2,778,943           $  7,742,491
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   957,713             $  (163,160)              $   152,219           $  1,358,363
   Financial futures contracts          86,092                 (12,386)                  (40,480)               121,101
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ 1,043,805             $  (175,546)              $   111,739           $  1,479,464
--------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $(6,028,925)            $(3,664,758)              $(2,956,901)          $(10,075,412)
   Financial futures contracts              --                      --                    80,022                129,625
--------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $(6,028,925)            $(3,664,758)              $(2,876,879)          $ (9,945,787)
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                            $(4,985,120)            $(3,840,304)              $(2,765,140)          $ (8,466,323)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $   281,171             $(1,181,408)              $    13,803           $   (723,832)
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net
Assets                          ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  4,645,606          $  2,845,321         $  4,288,064          $  5,787,422
   Net realized gain                  1,822,635               765,765            1,152,984               987,147
   Net change in unrealized
      appreciation
      (depreciation)                 (7,171,556)           (3,759,621)          (7,104,173)           (6,310,409)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $   (703,315)         $   (148,535)        $ (1,663,125)         $    464,160
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $  7,798,450          $  5,682,021         $  5,916,906          $  6,215,330
   Withdrawals                      (19,730,570)          (11,297,759)         (20,284,630)          (21,552,860)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(11,932,120)         $ (5,615,738)        $(14,367,724)         $(15,337,530)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(12,635,435)         $ (5,764,273)        $(16,030,849)         $(14,873,370)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year               $ 94,776,703          $ 56,255,044         $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 82,141,268          $ 50,490,771         $ 71,220,425          $ 97,761,910
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net
Assets                          LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,842,095           $  5,197,771          $  3,882,521             $  7,585,943
   Net realized gain (loss)             (132,083)             1,057,196               531,100                1,052,272
   Net change in unrealized
      appreciation
      (depreciation)                  (2,534,222)            (9,405,694)           (5,290,349)             (10,001,534)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                   $  (824,210)          $ (3,150,727)         $   (876,728)            $ (1,363,319)
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 4,126,276           $ 11,497,954          $  7,132,282             $  7,046,445
   Withdrawals                        (7,144,339)           (18,276,256)          (12,389,264)             (29,283,120)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS         $(3,018,063)          $ (6,778,302)         $ (5,256,982)            $(22,236,675)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(3,842,273)          $ (9,929,029)         $ (6,133,710)            $(23,599,994)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $36,509,773           $105,152,253          $ 74,397,997             $152,930,124
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $32,667,500           $ 95,223,224          $ 68,264,287             $129,330,130
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net
Assets                          OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,266,291            $  2,658,896              $ 2,778,943           $  7,742,491
   Net realized gain (loss)           1,043,805                (175,546)                 111,739              1,479,464
   Net change in unrealized
      appreciation
      (depreciation)                 (6,028,925)             (3,664,758)              (2,876,879)            (9,945,787)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $    281,171            $ (1,181,408)             $    13,803           $   (723,832)
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $ 10,547,640            $  6,573,386              $ 5,309,074           $ 12,279,948
   Withdrawals                      (20,266,456)            (10,676,028)              (9,624,115)           (25,189,332)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $ (9,718,816)           $ (4,102,642)             $(4,315,041)          $(12,909,384)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (9,437,645)           $ (5,284,050)             $(4,301,238)          $(13,633,216)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year               $103,755,097            $ 50,117,073              $53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 94,317,452            $ 44,833,023              $49,407,469           $137,624,254
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net
Assets                          ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,095,243          $  3,100,264         $  4,801,322          $  6,375,114
   Net realized gain                    286,744               521,968            1,210,267             1,448,862
   Net change in unrealized
      appreciation
      (depreciation)                  1,494,649             1,138,587            1,131,581             1,384,902
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $  6,876,636          $  4,760,819         $  7,143,170          $  9,208,878
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $  5,971,850          $  3,190,175         $  5,270,754          $  5,929,474
   Withdrawals                      (20,427,780)          (14,381,768)         (20,324,717)          (25,613,276)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(14,455,930)         $(11,191,593)        $(15,053,963)         $(19,683,802)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (7,579,294)         $ (6,430,774)        $ (7,910,793)         $(10,474,924)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year               $102,355,997          $ 62,685,818         $ 95,162,067          $123,110,204
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 94,776,703          $ 56,255,044         $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net
Assets                          LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,831,943           $  5,400,842          $  4,136,832             $  8,388,082
   Net realized gain                     354,545                824,903               956,161                1,791,750
   Net change in unrealized
      appreciation
      (depreciation)                     679,062              1,975,688             1,572,339                2,930,375
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   $ 2,865,550           $  8,201,433          $  6,665,332             $ 13,110,207
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 5,706,360           $  8,581,280          $  4,493,837             $  9,214,460
   Withdrawals                        (6,494,266)           (19,031,547)          (16,642,888)             (36,965,507)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS         $  (787,906)          $(10,450,267)         $(12,149,051)            $(27,751,047)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ 2,077,644           $ (2,248,834)         $ (5,483,719)            $(14,640,840)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $34,432,129           $107,401,087          $ 79,881,716             $167,570,964
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $36,509,773           $105,152,253          $ 74,397,997             $152,930,124
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net
Assets                          OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,723,164            $  2,819,111             $  2,821,503           $  8,239,066
   Net realized gain                  1,571,010               1,175,496                  463,355              2,037,263
   Net change in unrealized
      appreciation
      (depreciation)                  1,436,080                 554,107                  897,702              2,473,102
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $  8,730,254            $  4,548,714             $  4,182,560           $ 12,749,431
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $  3,763,506            $  2,733,381             $  5,452,717           $  7,893,877
   Withdrawals                      (22,431,429)            (11,134,947)             (10,088,250)           (31,043,370)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(18,667,923)           $ (8,401,566)            $ (4,635,533)          $(23,149,493)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (9,937,669)           $ (3,852,852)            $   (452,973)          $(10,400,062)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year               $113,692,766            $ 53,969,925             $ 54,161,680           $161,657,532
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $103,755,097            $ 50,117,073             $ 53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   ALABAMA PORTFOLIO
                                -------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                -------------------------------------------------------
                                 1999       1998        1997        1996        1995
---------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------
Expenses(1)                        0.46%      0.49%       0.50%       0.49%       0.47%
Expenses after custodian fee
   reduction                       0.45%      0.47%       0.49%       0.45%         --
Net investment income              5.18%      5.21%       5.47%       5.50%       5.77%
Portfolio Turnover                   23%        23%         23%         52%         51%
---------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $82,141    $94,777    $102,356    $108,544    $118,486
---------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 ARKANSAS PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.45%      0.44%      0.49%      0.48%      0.46%
Expenses after custodian fee
   reduction                       0.43%      0.43%      0.48%      0.46%        --
Net investment income              5.25%      5.22%      5.40%      5.40%      5.69%
Portfolio Turnover                   24%        13%        17%        11%        23%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $50,491    $56,255    $62,686    $74,103    $81,535
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  GEORGIA PORTFOLIO
                                ------------------------------------------------------
                                                YEAR ENDED AUGUST 31,
                                ------------------------------------------------------
                                 1999       1998       1997        1996        1995
--------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------
Expenses(1)                        0.46%      0.48%      0.49%       0.50%       0.46%
Expenses after custodian fee
   reduction                       0.42%      0.47%      0.47%       0.45%         --
Net investment income              5.31%      5.29%      5.55%       5.59%       5.73%
Portfolio Turnover                   38%        19%        13%         21%         48%
--------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $71,220    $87,251    $95,162    $108,974    $122,949
--------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   KENTUCKY PORTFOLIO
                                --------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                --------------------------------------------------------
                                 1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------
Expenses(1)                        0.49%       0.49%       0.51%       0.53%       0.49%
Expenses after custodian fee
   reduction                       0.47%       0.48%       0.48%       0.50%         --
Net investment income              5.36%       5.38%       5.56%       5.49%       5.75%
Portfolio Turnover                   11%         15%         28%         28%         30%
----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $97,762    $112,635    $123,110    $133,017    $145,269
----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                LOUISIANA PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------
Net expenses(1)                    0.37%      0.39%      0.40%      0.30%      0.22%
Net expenses after custodian
   fee reduction                   0.34%      0.34%      0.38%      0.23%        --
Net investment income              5.16%      5.25%      5.85%      5.90%      6.06%
Portfolio Turnover                   20%        43%        27%        99%        46%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $32,668    $36,510    $34,432    $35,049    $34,309
------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                         0.41%      0.33%
Expenses after custodian fee
   reduction                                                        0.35%        --
Net investment income                                               5.79%      5.95%
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   MARYLAND PORTFOLIO
                                --------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                --------------------------------------------------------
                                 1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------
Expenses(1)                        0.49%       0.48%       0.48%       0.51%       0.47%
Expenses after custodian fee
   reduction                       0.46%       0.44%       0.45%       0.48%         --
Net investment income              5.05%       5.11%       5.38%       5.50%       5.79%
Portfolio Turnover                   31%         30%         30%         33%         30%
----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $95,223    $105,152    $107,401    $110,588    $115,004
----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 MISSOURI PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.46%      0.47%      0.47%      0.49%      0.48%
Expenses after custodian fee
   reduction                       0.44%      0.45%      0.46%      0.47%        --
Net investment income              5.28%      5.31%      5.52%      5.52%      5.76%
Portfolio Turnover                   21%        11%         5%        36%        24%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $68,264    $74,398    $79,882    $85,162    $93,162
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                NORTH CAROLINA PORTFOLIO
                                ---------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses(1)                         0.50%       0.51%       0.52%       0.52%       0.48%
Expenses after custodian fee
   reduction                        0.49%       0.48%       0.50%       0.48%         --
Net investment income               5.24%       5.31%       5.53%       5.51%       5.78%
Portfolio Turnover                     3%         26%         42%         54%         33%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $129,330    $152,930    $167,571    $187,044    $195,179
-----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    OREGON PORTFOLIO
                                --------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                --------------------------------------------------------
                                 1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------
Expenses(1)                        0.48%       0.48%       0.56%       0.50%       0.50%
Expenses after custodian fee
   reduction                       0.47%       0.48%       0.55%       0.47%         --
Net investment income              5.27%       5.28%       5.46%       5.37%       5.60%
Portfolio Turnover                   35%          9%         22%         28%         22%
----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $94,317    $103,755    $113,693    $129,759    $146,391
----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              SOUTH CAROLINA PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.43%      0.44%      0.51%      0.53%      0.44%
Expenses after custodian fee
   reduction                       0.40%      0.43%      0.50%      0.51%        --
Net investment income              5.33%      5.37%      5.59%      5.65%      5.81%
Portfolio Turnover                   26%        21%         8%        36%        75%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $44,833    $50,117    $53,970    $58,318    $61,412
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                TENNESSEE PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.42%      0.44%      0.43%      0.45%      0.41%
Expenses after custodian fee
   reduction                       0.41%      0.42%      0.42%      0.43%        --
Net investment income              5.23%      5.20%      5.48%      5.52%      5.81%
Portfolio Turnover                   13%        21%         3%        39%        20%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $49,407    $53,709    $54,162    $56,065    $58,673
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   VIRGINIA PORTFOLIO
                                ---------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses(1)                         0.50%       0.52%       0.52%       0.51%       0.48%
Expenses after custodian fee
   reduction                        0.48%       0.50%       0.49%       0.48%         --
Net investment income               5.26%       5.27%       5.53%       5.55%       5.81%
Portfolio Turnover                    17%          8%         25%         30%         38%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $137,624    $151,257    $161,658    $177,644    $191,748
-----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 1999, the Portfolios paid advisory fees as follows:

PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
---------------------------------------------------------------------
Alabama                                   $326,867          0.36%
Arkansas                                   161,041          0.30%
Georgia                                    287,404          0.36%
Kentucky                                   418,048          0.39%
Louisiana                                   79,665          0.22%
Maryland                                   386,101          0.38%
Missouri                                   252,365          0.34%
North Carolina                             588,407          0.41%
Oregon                                     377,530          0.38%
South Carolina                             140,934          0.28%
Tennessee                                  153,950          0.29%
Virginia                                   600,595          0.41%

*    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 1999, were as follows:

ALABAMA PORTFOLIO
------------------------------------------------------
Purchases                                 $19,986,217
Sales                                      27,403,123


ARKANSAS PORTFOLIO
------------------------------------------------------
Purchases                                 $12,787,646
Sales                                      15,299,979

GEORGIA PORTFOLIO
------------------------------------------------------
Purchases                                 $30,287,404
Sales                                      39,306,062

KENTUCKY PORTFOLIO
------------------------------------------------------
Purchases                                 $11,210,125
Sales                                      20,097,121

LOUISIANA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 7,113,612
Sales                                       8,118,675

MARYLAND PORTFOLIO
------------------------------------------------------
Purchases                                 $31,302,727
Sales                                      34,659,531

MISSOURI PORTFOLIO
------------------------------------------------------
Purchases                                 $14,824,775
Sales                                      15,422,381

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

NORTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 4,065,484
Sales                                      21,525,341

OREGON PORTFOLIO
------------------------------------------------------
Purchases                                 $34,355,553
Sales                                      40,320,456
SOUTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $12,649,548
Sales                                      13,830,493
TENNESSEE PORTFOLIO
------------------------------------------------------
Purchases                                 $ 6,668,843
Sales                                       7,736,713
VIRGINIA PORTFOLIO
------------------------------------------------------
Purchases                                 $24,443,761
Sales                                      28,596,240

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 1999, as computed on a federal income tax basis, are as follows:

ALABAMA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 79,721,443
-------------------------------------------------------
Gross unrealized appreciation             $  3,243,384
Gross unrealized depreciation               (2,261,338)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $    982,046
-------------------------------------------------------

ARKANSAS PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 49,436,920
-------------------------------------------------------
Gross unrealized appreciation             $  1,482,250
Gross unrealized depreciation                 (722,812)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $    759,438
-------------------------------------------------------

GEORGIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 71,244,303
-------------------------------------------------------
Gross unrealized appreciation             $  2,888,455
Gross unrealized depreciation               (2,795,259)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $     93,196
-------------------------------------------------------

KENTUCKY PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 92,608,640
-------------------------------------------------------
Gross unrealized appreciation             $  4,445,032
Gross unrealized depreciation               (1,395,080)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  3,049,952
-------------------------------------------------------

LOUISIANA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 32,434,698
-------------------------------------------------------
Gross unrealized appreciation             $    875,382
Gross unrealized depreciation               (1,044,836)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $   (169,454)
-------------------------------------------------------

MARYLAND PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 96,301,744
-------------------------------------------------------
Gross unrealized appreciation             $  2,498,264
Gross unrealized depreciation               (4,823,712)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $ (2,325,448)
-------------------------------------------------------

MISSOURI PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 65,161,804
-------------------------------------------------------
Gross unrealized appreciation             $  3,572,292
Gross unrealized depreciation               (1,331,297)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  2,240,995
-------------------------------------------------------

NORTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $121,147,873
-------------------------------------------------------
Gross unrealized appreciation             $  6,612,733
Gross unrealized depreciation               (1,282,595)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  5,330,138
-------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

OREGON PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 90,127,046
-------------------------------------------------------
Gross unrealized appreciation             $  3,493,586
Gross unrealized depreciation               (1,646,694)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  1,846,892
-------------------------------------------------------


SOUTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 43,917,167
-------------------------------------------------------
Gross unrealized appreciation             $  1,981,997
Gross unrealized depreciation               (1,034,593)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $    947,404
-------------------------------------------------------

TENNESSEE PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 47,368,457
-------------------------------------------------------
Gross unrealized appreciation             $  1,912,802
Gross unrealized depreciation                 (614,154)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  1,298,648
-------------------------------------------------------

VIRGINIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $131,329,574
-------------------------------------------------------
Gross unrealized appreciation             $  6,370,254
Gross unrealized depreciation               (2,209,683)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  4,160,571
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 1999, the Arkansas Portfolio, Georgia Porfolio, Louisiana Portfolio, Maryland Portfolio, South Carolina Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $200,000, $300,000, $100,000, $400,000, $100,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended
   August 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At August 31, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS
PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA
MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO,
LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS
PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH
CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS
PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO,
TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA
MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the Portfolios) as of August 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1999 and 1998 and supplementary data for each of the years in the five year period ended August 31, 1999. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         October 1, 1999

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama and Kentucky Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, Maryland, Missouri and
North Carolina Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager
of Arkansas, Maryland and
Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of
Oregon Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant